John Hancock Variable Insurance Trust

601 Congress Street, Boston, Massachusetts 02210

John Hancock Variable Insurance Trust ("JHVIT" or the "Trust") is an open-end management investment company, commonly known as a mutual fund. Shares of JHVIT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts ("variable contracts"). JHVIT provides a range of investment objectives through separate investment portfolios or funds (each a "fund," collectively the "funds"). The following funds are described in this Prospectus:

	Ticker			Ticker
Fund Name	Series I	Series NAV	Fund Name	Series I	Series NAV
500 Index Trust B	JFIVX	—	Lifestyle Balanced MVP	JELBX	—
Active Bond Trust	—	—	Lifestyle Growth MVP	JELGX	—
Blue Chip Growth Trust	—	—	Lifestyle Moderate MVP	JELMX	—
Capital Appreciation Trust	—	—	Mid Cap Index Trust	JECIX	—
Emerging Markets Value Trust	—	—	Mid Cap Stock Trust	—	—
Equity-Income Trust	—	—	Mid Value Trust	JEMUX	—
Fundamental All Cap Core Trust	JEQAX	—	Money Market Trust B	—	—
Global Bond Trust	—	—	Real Estate Securities Trust	—	—
High Yield Trust	—	—	Short Term Government Income Trust	—	—
International Equity Index Trust B	JIEQX	—	Small Cap Growth Trust	JESGX	—
International Value Trust	—	—	Total Bond Market Trust B	JTBMX	—

Neither the Securities and Exchange Commission (the "SEC") nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHVIT, the advisor or any subadvisors to JHVIT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHVIT in any state where such offer or sale would be prohibited.

Prospectus dated April 27, 2015

John Hancock Variable Insurance Trust

500 Index Trust B

Investment objective

To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.46	0.46
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.03	0.03
Total annual fund operating expenses	0.54	0.49
Contractual expense reimbursement [1]	– 0.24	– 0.24
Total annual fund operating expenses after expense reimbursements	0.30	0.25
[1]

The advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Total annual fund operating expenses after expense reimbursements" as shown in the table above. A fund's "Total annual fund operating expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. The advisor's obligation to provide the expense cap will remain in effect until April 30, 2016 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	31	26
3 years	149	133
5 years	278	250
10 years	654	593

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadvisor believes as a group will behave in a manner similar to the index. The subadvisor may determine that the fund's investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds ("ETFs") have similar economic characteristics as securities that are in the S&P 500 Index. As of February 28, 2015, the market capitalizations of companies included in the S&P 500 Index ranged from $3 billion to $753.4 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund's portfolio as soon as practicable.

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Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts, swaps, and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

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Calendar year total returns for Series NAV (%)

Best quarter: Q2 '09, 15.85%

Worst quarter: Q4 '08, –22.11%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	13.33	15.17	7.43	11/05/2012
Series NAV	13.43	15.20	7.44	05/01/1996
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	05/01/1996

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Brett Hryb, CFA Managing Director and Senior Portfolio Manager Managed fund since 2014	Ashikhusein Shahpurwala, CFA Senior Portfolio Manager Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

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Active Bond Trust

Investment objective

To seek income and capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.60	0.60
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.04	0.04
Total annual fund operating expenses	0.69	0.64

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	70	65
3 years	221	205
5 years	384	357
10 years	859	798

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund's average maturity. As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.

Eligible investments include, but are not limited to:

■

U.S. Treasury and agency securities;

■

Asset-backed securities and mortgage-backed securities, both investment grade and below-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs");

■

Corporate bonds, both U.S. and foreign, and without any limit on credit quality; and

■

Foreign government and agency securities.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service ("Moody's"). Each subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio, which may increase expenses and affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

The fund employs a multi-manager approach with two subadvisors, Declaration Management & Research LLC ("Declaration") and John Hancock Asset Management a division of Manulife Asset Management (US) LLC ("John Hancock Asset Management"), each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisors manage the following portions of the fund:

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50%* Declaration

50%* John Hancock Asset Management

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadvisor will vary.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds ("junk bonds") and normally invests in foreign securities only if U.S. dollar-denominated. This portion of the fund normally has an average credit rating of "A" or "AA."

John Hancock Asset Management

John Hancock Asset Management uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. John Hancock Asset Management tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as "junk bonds") and may invest in both U.S. dollar-denominated and foreign currency-denominated foreign securities. This portion of the fund normally has an average credit rating of "A" or "AA."

Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by John Hancock Asset Management will be invested in asset-backed securities rated lower than A by both rating agencies.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks — Hedging, derivatives and other strategic trans actions risk" including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

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Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Swaptions. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaptions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Inverse interest-only securities Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund's predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV (%)

Best quarter: Q3 '09, 9.91%

Worst quarter: Q4 '08, –5.91%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	6.81	7.19	5.82	04/29/2005
Series NAV	6.97	7.26	5.88	03/29/1986
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71	03/29/1986

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Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Declaration Management & Research LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Peter Farley, CFA Senior Vice President; Declaration Management & Research LLC Managed fund since 2005	Jeffrey N. Given Vice President; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2006
Howard C. Greene Senior Vice President; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2005

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

7

Blue Chip Growth Trust

Investment objective

To provide long-term growth of capital. Current income is a secondary objective.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.78	0.78
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.03	0.03
Total annual fund operating expenses	0.86	0.81

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	88	83
3 years	274	259
5 years	477	450
10 years	1,061	1,002

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadvisor's view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadvisor generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. The subadvisor's analysts will evaluate the depth and breadth of a company's management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

This investment approach reflects the subadvisor's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadvisor targets will have good prospects for dividend growth. The fund may at times invest significantly in stocks of technology companies.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase or invest in other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, warrants, preferred stocks and debt securities are limited to 25% of total assets.

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The fund may invest in debt securities of any type, including municipal securities, without restrictions on quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include below-investment grade debt securities ("junk bonds"). The fund will not purchase a below-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund's debt securities may include privately negotiated notes or loans, including loan participations and assignments ("bank loans"). These investments will only be made in companies, municipalities or entities that meet the fund's investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may or may not bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund's investment objectives, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadvisor believes will provide an opportunity for substantial appreciation. These situations might arise when the subadvisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation or a favorable competitive development.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

9

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk. Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Information technology risk. The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q1 '12, 18.74%

Worst quarter: Q4 '08, –24.87%

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Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	9.07	16.53	8.70	12/11/1992
Series NAV	9.11	16.59	8.75	02/28/2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	12/11/1992

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor T. Rowe Price Associates, Inc.

Portfolio management

Larry J. Puglia Vice President Managed fund since 1996

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

11

Capital Appreciation Trust

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.70	0.70
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.03	0.03
Total annual fund operating expenses	0.78	0.73

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	80	75
3 years	249	233
5 years	433	406
10 years	966	906

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadvisor believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadvisor follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadvisor looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities. Seeking to invest in companies with above market-average growth, the fund may invest significantly in sectors associated with such growth, including information technology.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the fund can convert into the company's common stock, cash value of common stock, or some other equity security.)

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund's return or protect its assets if market conditions warrant:

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The fund may make short sales of a security including short sales "against the box."

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■

The fund may invest up to 20% of the fund's total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)

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The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

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The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.

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The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadvisor believes are of comparable quality to these obligations.

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The fund may invest in repurchase agreements.

The subadvisor considers selling or reducing a stock position when, in the opinion of the subadvisor, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Information technology risk. The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of

13

traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Real estate securities risk. Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q1 '12, 19.52%

Worst quarter: Q4 '08, –20.87%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	9.65	14.36	8.56	11/01/2000
Series NAV	9.68	14.41	8.62	02/28/2005
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	13.05	15.81	8.49	11/01/2000

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Jennison Associates LLC

Portfolio management

Michael A. Del Balso Managing Director Managed fund since 2000	Kathleen A. McCarragher Director and Managing Director Managed fund since 2000	Spiros "Sig" Segalas Director, President and Chief Investment Officer Managed fund since 2000

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Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

15

Emerging Markets Value Trust

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.95	0.95
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.08 [1]	0.08 [1]
Total annual fund operating expenses	1.08	1.03
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	110	105
3 years	343	328
5 years	595	569
10 years	1,317	1,259

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the subadvisor.

The fund seeks long-term capital growth through investment primarily in emerging market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging market countries at an earlier stage of development), authorized for investment by the subadvisor ("Approved Markets") from time to time. The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Market Securities are defined below.) These exchanges may be either within or outside the issuer's domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities.

The fund seeks to purchase emerging market equity securities that are deemed by the subadvisor to be value stocks at the time of purchase. The subadvisor believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadvisor may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the subadvisor uses for assessing value are subject to change from time to time.

The fund will also seek to purchase emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadvisor to be value stocks at the time of purchase, as described in the paragraph above. The fund may not invest in certain eligible companies or Approved Markets described above because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the fund's policy to invest no more than 25% of its total assets in any one industry at the time of purchase. The fund may have significant investments in the financial services sector.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited.

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In determining what countries are eligible markets for the fund, the subadvisor may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, MSCI and Citigroup. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadvisor takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to adjust market exposure based on expected cash in flows to or outflows from the fund. The fund does not intend to use derivatives for the purposes of speculation or leveraging investment returns. The fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund's policy of seeking broad market diversification means the subadvisor will not utilize "fundamental" securities research techniques in identifying securities selections. Changes in the composition and relative ranking (in terms of book-to-market ratio) of the stocks which are eligible for purchase by the fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadvisor will identify value stocks that are eligible for investment and re-evaluate eligible value stocks no less than semiannually.

In addition, the subadvisor may adjust the representation in the fund of an eligible company, or exclude a company, after considering profitability relative to other eligible companies. In assessing profitability, the subadvisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Approved Markets

As of the date of this prospectus, the fund is authorized to invest in the countries listed below. The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country's markets. The subadvisor also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

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Brazil

■

Chile

■

China

■

Colombia

■

Czech Republic

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Greece

■

Hungary

■

India

■

Indonesia

■

Malaysia

■

Mexico

■

Philippines

■

Poland

■

Russia

■

South Africa

■

South Korea

■

Taiwan

■

Thailand

■

Turkey

Approved Market Securities

"Approved Market Securities" are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity

17

securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund's benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadvisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadvisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market Securities.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Financial services industry risk. A fund investing in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

18

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 49.54%

Worst quarter: Q4 '08, –27.57%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	-5.50	-0.55	1.59	05/01/2007
Series NAV	-5.36	-0.50	1.63	05/01/2007
MSCI Emerging Markets Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses or taxes)	–1.82	2.11	2.57	05/01/2007

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Dimensional Fund Advisors LP

Portfolio management

Karen E. Umland, CFA Senior Portfolio Manager and Vice President Managed fund since 2007.	Joseph H. Chi, CFA Senior Portfolio Manager and Vice President Managed fund since 2010	Jed S. Fogdall Senior Portfolio Manager and Vice President Managed fund since 2010.
Henry F. Gray Head of Global Equity Trading and Vice President Managed fund since 2012

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

19

Equity-Income Trust

Investment objective

To provide substantial dividend income and also long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.78	0.78
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.03	0.03
Acquired fund fees and expenses [1]	0.01	0.01
Total annual fund operating expenses [2]	0.87	0.82
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	89	84
3 years	278	262
5 years	482	455
10 years	1,073	1,014

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund typically employs a "value" approach and invests in stocks and other securities that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund's portfolio securities generally is expected to exceed the yield on the fund's benchmark. The subadvisor believes that income can contribute significantly to total return over time and expects the fund's yield to exceed that of the S&P 500 Index. While the price of a company's stock can go up or down in response to earnings or to fluctuations in the general market, stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may help offset losses in falling markets.

The fund will generally consider companies in the aggregate with one or more of the following characteristics:

■

established operating histories;

■

above-average dividend yield relative to the S&P 500 Index;

■

low price/earnings ratios relative to the S&P 500 Index;

■

sound balance sheets and other positive financial characteristics; and

■

low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

20

■

U.S. dollar- and foreign currency-denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);

■

preferred stocks;

■

convertible stocks, bonds, and warrants;

■

futures and options; and

■

bank debt, loan participations and assignments.

The fund may invest in fixed-income securities without restrictions on quality or rating, including up to 10% in non-investment grade fixed-income securities ("junk bonds"). The fund's fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments ("bank loans"). These investments will only be made in companies, municipalities or entities that meet the fund's investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund's investment objective, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadvisor believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadvisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments

21

could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk. Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 19.64%

Worst quarter: Q4 '08, –22.37%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	7.47	13.37	6.78	02/19/1993
Series NAV	7.55	13.44	6.84	02/28/2005
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	13.45	15.42	7.30	02/19/1993

22

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor T. Rowe Price Associates, Inc.

Portfolio management

Brian C. Rogers, CFA, CIC Vice President Managed fund since 1996	John D. Linehan* Portfolio Manager Managed the fund since 2015 *Effective November 1, 2015 John D. Linehan will replace Brian C. Rogers as the fund's portfolio manager.

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

23

Fundamental All Cap Core Trust

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.68	0.68
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.03	0.03
Total annual fund operating expenses	0.76	0.71

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	78	73
3 years	243	227
5 years	422	395
10 years	942	883

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Market capitalizations of these companies will span the capitalization spectrum. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadvisor seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadvisor employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. The subadvisor seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadvisor constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks — Hedging, derivatives and other strategic trans actions risk."

24

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

25

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 18.02%

Worst quarter: Q4 '08, –24.37%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	9.74	16.61	7.39	05/05/2003
Series NAV	9.81	16.66	7.47	04/29/2005
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	12.56	15.63	7.94	05/05/2003

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Walter McCormick, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2011	Emory (Sandy) Sanders, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2011	Jonathan White, CFA Portfolio Manager Managed fund since 2015

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

26

Global Bond Trust

Investment objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.70	0.70
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses [1],2	0.06	0.06
Total annual fund operating expenses	0.81	0.76
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]

"Other expenses" reflect interest expense resulting from the fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a fund expense for accounting purposes. Any interest expense amount will vary based on the fund's use of those investments as an investment strategy. Had these expenses been excluded, "Other expenses" would have been 0.05%.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	83	78
3 years	259	243
5 years	450	422
10 years	1,002	942

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadvisor utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadvisor's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

■

securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

■

corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;

■

mortgage-backed and other asset-backed securities;

■

inflation-indexed bonds issued by both governments and corporations;

■

bank capital and trust preferred securities;

■

structured notes, including hybrid or "indexed" securities and event-linked bonds;

■

loan participations and assignments;

27

■

delayed funding loans and revolving credit facilities;

■

bank certificates of deposit, fixed time deposits and bankers' acceptances;

■

debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

■

repurchase agreements and reverse repurchase agreements;

■

obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and

■

obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadvisor's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign (non-U.S.) countries will normally be at least 25% of the fund's net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of the fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by the subadvisor.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales "against the box."

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:

■

purchase and sell options on domestic and foreign securities, securities indexes and currencies,

■

purchase and sell futures and options on futures,

■

purchase and sell currency or securities on a forward basis, and

■

enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

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Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating-rate securities. Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating-rate securities.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk. Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

29

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 11.03%

Worst quarter: Q3 '08, -9.46%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	2.28	4.49	3.99	03/19/1988
Series NAV	2.42	4.54	4.04	02/28/2005
JP Morgan Global (Unhedged) Government Bond Index (reflects no deduction for fees, expenses, or taxes)	0.56	2.13	3.36	03/19/1988

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Pacific Investment Management Company LLC

Portfolio management

Andrew Balls Portfolio Manager Managed fund since 2015	Sachin Gupta Portfolio Manager Managed fund since 2015	Lorenzo Pagani, Ph.D. Portfolio Manager Managed fund since 2015

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

30

High Yield Trust

Investment objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.67	0.67
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.06	0.06
Total annual fund operating expenses	0.78	0.73

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	80	75
3 years	249	233
5 years	433	406
10 years	966	906

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund's investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadvisor to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody's . . . . . . . . . . . . . . . . . . . . . . Ba through C

Standard & Poor's . . . . . . . . . . . . . . . BB through D

Non-investment-grade securities are commonly referred to as "junk bonds." The fund may also invest in investment-grade securities.

As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the subadvisor.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadvisor, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed-and floating-rate loans, generally in the form of loan participations and assignments of such loans.

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The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Forward currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transaction), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of

32

traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 24.28%

Worst quarter: Q4 '08, –20.68%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	0.28	8.22	6.52	01/02/1997
Series NAV	0.33	8.28	6.58	02/28/2005
Citigroup High Yield Index (reflects no deduction for fees, expenses, or taxes)	1.83	8.69	7.33	01/02/1997

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Western Asset Management Company
Sub-Subadvisor Western Asset Management Company Limited

Portfolio management

Michael C. Buchanan Deputy Chief Investment Officer Managed fund since 2006	S. Kenneth Leech Chief Investment Officer Managed fund since 2014

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

33

International Equity Index Trust B

Investment objective

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.53	0.53
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses [1]	0.08	0.08
Total annual fund operating expenses	0.66	0.61
Contractual expense reimbursement [2]	– 0.27	– 0.27
Total annual fund operating expenses after expense reimbursements	0.39	0.34
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]

The advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Total annual fund operating expenses after expense reimbursements" as shown in the table above. A fund's "Total annual fund operating expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. The advisor's obligation to provide the expense cap will remain in effect until April 30, 2016 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	40	35
3 years	184	168
5 years	341	313
10 years	797	736

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the MSCI All Country World Excluding U.S. Index (the "Index"), or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 28, 2015, the market capitalization range of the Index was $306 million to $253 billion.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The fund uses "sampling" methodology to track the total return performance of the Index. This means that the fund does not intend to purchase all of the securities in the Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund's investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadvisor

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generally expects the fund to hold less than the total number of securities in the Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund's investment objective.

The fund is normally fully invested. The subadvisor invests in stock index futures to maintain market exposure and manage cash flow. Although the subadvisor may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange-traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). In addition, the fund may invest in securities that are not included in the Index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the advisor or subadvisor).

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes

35

shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV (%)

Best quarter: Q2 '09, 27.40%

Worst quarter: Q4 '08, –22.28%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	-4.61	4.27	5.05	11/05/2012
Series NAV	-4.57	4.29	5.06	04/29/2005
MSCI All Country World Ex US Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	-3.44	4.89	5.59	04/29/2005

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor SSGA Funds Management, Inc.

Portfolio management

Thomas Coleman, CFA Vice President Managed fund since 2005	Karl Schneider, CAIA Vice President Managed fund since 2007

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

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International Value Trust

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.80	0.80
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses [1]	0.06	0.06
Total annual fund operating expenses	0.91	0.86
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	93	88
3 years	290	274
5 years	504	477
10 years	1,120	1,061

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadvisor's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the subadvisor will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value, and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks. The fund may also invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

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Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equitylinked note is dependent on the individual credit of the note's issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Telecommunications sector risk. The telecommunication services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

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Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 24.09%

Worst quarter: Q4 '08, –21.66%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	-12.51	4.39	4.24	05/01/1999
Series NAV	-12.48	4.43	4.27	02/28/2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	-4.48	5.81	4.91	05/01/1999

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Templeton Investment Counsel, LLC

Portfolio management

Tucker Scott, CFA Lead Portfolio Manager, Executive Vice President Managed fund since 1999	Cindy Sweeting, CFA President; Director of Portfolio Management Managed fund since 1999	Peter Nori, CFA Executive Vice President; Portfolio Manager Managed fund since 2006

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

39

Lifestyle Balanced MVP

Investment objective

To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.05	0.05
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.01	0.01
Acquired fund fees and expenses [1]	0.69	0.69
Total annual fund operating expenses [2]	0.80	0.75
Contractual expense reimbursement [3]	– 0.01	– 0.01
Total annual fund operating expenses after expense reimbursements	0.79	0.74
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.00% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2017 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	81	76
3 years	253	238
5 years	442	415
10 years	988	928

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

The Lifestyle Balanced MVP (MVP refers to managed volatility portfolio), except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities ("Equity Funds") and underlying funds that invest primarily in fixed-income securities ("Fixed-Income Funds"). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's

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exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 55% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 8.25% to 10.25% (as measured by annualized standard deviation of the fund's returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund's NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund's returns vary from the fund's average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limit the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund's net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund's exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see "Hedging And Other Strategic Transactions" risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund's risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund's derivative positions could exceed 100% of the fund's assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund's underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below investment grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund's assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under "Hedging And Other Strategic Transactions" risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

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Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hedging risk . There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the

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underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Leverage. Certain of the risk management techniques that would be used in the new strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. There may not be sufficient liquidity in the relevant financial markets to implement the desired derivative positions, particularly in periods of high market volatility or distress.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund's total risk exposure during periods of high market volatility and reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract's price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers' ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in

43

fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than

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normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund's prior investment objective and principal investment strategies, the fund normally invested approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index 1 represents 50% of the S&P 500 Index and 50% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 35% of the Russell 3000 Index, 15% of the MSCI EAFE Index, and 50% of the Barclays U.S. Aggregrate Bond Index.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 15.83%

Worst quarter: Q4 '08, –17.72%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	4.29	8.15	5.48	01/08/1997
Series NAV	4.26	8.19	5.53	04/29/2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	01/08/1997
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71	01/08/1997
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	9.85	10.09	6.48	01/08/1997
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	6.67	8.79	6.24	01/08/1997

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Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Jeffrey N. Given Vice President, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014
Luning "Gary" Li Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

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Lifestyle Growth MVP

Investment objective

To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.05	0.05
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.02	0.02
Acquired fund fees and expenses [1]	0.71	0.71
Total annual fund operating expenses [2]	0.83	0.78
Contractual expense reimbursement [3]	– 0.02	– 0.02
Total annual fund operating expenses after expense reimbursements	0.81	0.76
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.00% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2017 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	83	78
3 years	261	245
5 years	456	429
10 years	1,022	962

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal investment strategies

The Lifestyle Growth MVP (MVP refers to managed volatility portfolio), except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities ("Equity Funds") and underlying funds that invest primarily in fixed-income securities ("Fixed-Income Funds"). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's

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exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 77% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 11% to 13% (as measured by annualized standard deviation of the fund's returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund's NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund's returns vary from the fund's average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limit the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund's net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund's exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see "Hedging And Other Strategic Transactions" risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund's risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund's derivative positions could exceed 100% of the fund's assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund's underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below investment grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund's assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under "Hedging And Other Strategic Transactions" risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

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Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hedging risk . There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the

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underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Leverage. Certain of the risk management techniques that would be used in the new strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund's total risk exposure during periods of high market volatility and reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract's price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers' ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in

50

fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than

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normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund's prior investment objective and principal investment strategies, the fund normally invested approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index 1 is comprised of 70% S&P 500 Index and 30% Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 49% of the Russell 3000 Index, 21% of the MSCI EAFE Index and 30% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 17.89%

Worst quarter: Q4 '08, –20.75%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	2.16	9.07	5.63	01/08/1997
Series NAV	2.28	9.13	5.69	04/29/2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	01/08/1997
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71	01/08/1997
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	11.39	12.27	7.03	01/08/1997
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	6.91	10.40	6.67	01/08/1997

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Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Jeffrey N. Given Vice President, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014
Luning "Gary" Li Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

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Lifestyle Moderate MVP

Investment objective

To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.05	0.05
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.02	0.02
Acquired fund fees and expenses [1]	0.68	0.68
Total annual fund operating expenses [2]	0.80	0.75
Contractual expense reimbursement [3]	– 0.02	– 0.02
Total annual fund operating expenses after expense reimbursements	0.78	0.73
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.00% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2017 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	80	75
3 years	251	236
5 years	440	413
10 years	986	926

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies

The Lifestyle Moderate MVP (MVP refers to managed volatility portfolio), except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities ("Equity Funds") and underlying funds that invest primarily in fixed-income securities ("Fixed-Income Funds"). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's

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exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 44% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 7% to 9% (as measured by annualized standard deviation of the fund's returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund's NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund's returns vary from the fund's average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund's net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund's exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see "Hedging And Other Strategic Transactions" risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund's risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund's derivative positions could exceed 100% of the fund's assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund's underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below investment grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund's assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under "Hedging And Other Strategic Transactions" risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

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Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hedging risk . There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the

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underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Leverage. Certain of the risk management techniques that would be used in the new strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. There may not be sufficient liquidity in the relevant financial markets to implement the desired derivative positions, particularly in periods of high market volatility or distress.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund's total risk exposure during periods of high market volatility and reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract's price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers' ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in

57

fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than

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normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund's prior investment objective and principal investment strategies, the fund normally invested approximately 40% of its assets in underlying funds that invest primarily in equity securities and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index 1 represents 40% of the S&P 500 Index and 60% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 28% of the Russell 3000 Index, 12% of the MSCI EAFE Index, and 60% of the Barclays U.S. Aggregrate Bond Index.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 13.89%

Worst quarter: Q4 '08, –13.28%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	4.94	7.68	5.39	01/08/1997
Series NAV	4.99	7.75	5.44	04/29/2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	01/08/1997
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71	01/08/1997
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	9.07	8.98	6.17	01/08/1997
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	6.54	7.96	5.99	01/08/1997

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Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Jeffrey N. Given Vice President, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014
Luning "Gary" Li Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

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Mid Cap Index Trust

Investment objective

Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.47	0.47
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.04	0.04
Total annual fund operating expenses	0.56	0.51
Contractual expense reimbursement [1]	– 0.10	– 0.10
Total annual fund operating expenses after expense reimbursements	0.46	0.41
[1]

The advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on April 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	47	42
3 years	169	153
5 years	303	275
10 years	692	631

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the S&P MidCap 400 Index; and (b) securities (which may or may not be included in the S&P MidCap 400 Index) that the subadvisor believes as a group will behave in a manner similar to the index. As of February 28, 2015, the market capitalizations of companies included in the S&P MidCap 400 Index ranged from $1 billion to $16.7 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P MidCap 400 Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in index futures for the purposes of replicating an index and Depositary Receipts.

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Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 20.00%

Worst quarter: Q4 '08, –25.65%

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Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	9.35	16.04	9.23	05/02/2000
Series NAV	9.40	16.12	9.29	04/29/2005
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	9.77	16.54	9.71	05/02/2000

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Brett Hryb, CFA Managing Director and Senior Portfolio Manager Managed fund since 2014	Ashikhusein Shahpurwala, CFA Senior Portfolio Manager Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

63

Mid Cap Stock Trust

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.83	0.83
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.04	0.04
Total annual fund operating expenses	0.92	0.87

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	94	89
3 years	293	278
5 years	509	482
10 years	1,131	1,073

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 103% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, "medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($244.2 million to $35 billion as of February 28, 2015) or the S&P MidCap 400 Index ($1 billion to $16.7 billion as of February 28, 2015).

The subadvisor's investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadvisor looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

64

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 20.00%

Worst quarter: Q4 '08, –25.36%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	8.02	15.08	9.13	05/01/1999
Series NAV	8.12	15.14	9.20	02/28/2005
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	11.90	16.94	9.43	05/01/1999

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Wellington Management Company LLP

Portfolio management

Michael T. Carmen, CFA Senior Managing Director and Equity Portfolio Manager Managed fund since 1999	Mario E. Abularach, CFA Senior Managing Director and Equity Research Analyst Managed fund since 2006	Stephen Mortimer Senior Managing Director and Equity Portfolio Manager Managed fund since 2010

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Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

66

Mid Value Trust

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.95	0.95
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.04	0.04
Acquired fund fees and expenses [1]	0.01	0.01
Total annual fund operating expenses [2]	1.05	1.00
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	107	102
3 years	334	318
5 years	579	552
10 years	1,283	1,225

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that are within the Russell Midcap Value Index ($244.2 million to $34.7 billion as of February 28, 2015). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadvisor employs a value approach in selecting investments. The subadvisor's in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadvisor generally looks for companies with one or more of the following characteristics:

■

Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;

■

Demonstrated or potentially attractive operating margins, profits and/or cash flow;

■

Sound balance sheets;

■

Stock ownership by management/employees; or

■

Experienced and capable management.

The fund's sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

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In pursuing the fund's investment objective, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadvisor believes will provide an opportunity for substantial appreciation. These situations might arise when the subadvisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk. Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

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Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV (%)

Best quarter: Q2 '09, 23.21%

Worst quarter: Q4 '08, –23.60%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	10.60	13.92	9.06	04/29/2005
Series NAV	10.70	13.98	9.09	05/01/1998
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	14.75	17.43	9.43	05/01/1998

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor T. Rowe Price Associates, Inc.

Portfolio management

David J. Wallack Vice President Managed fund since 2004

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

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Money Market Trust B

Investment objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series NAV
Management fee	0.50
Distribution and service (Rule 12b-1) fees	0.00
Other expenses	0.04
Total annual fund operating expenses	0.54
Contractual expense reimbursement [1]	– 0.26
Total annual fund operating expenses after expense reimbursements	0.28
[1]

The advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Total annual fund operating expenses after expense reimbursements" as shown in the table above. A fund's "Total annual fund operating expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. The advisor's obligation to provide the expense cap will remain in effect until April 30, 2016 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series NAV
1 year	29
3 years	147
5 years	276
10 years	652

Principal investment strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadvisor may invest the fund's assets in high quality, U.S. dollar-denominated money market instruments of the following types:

■

obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);

■

certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

■

commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which the subadvisor acting pursuant to guidelines established by the fund's Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as "First Tier" securities. Securities in the second-highest rating category and their equivalents are referred to as "Second Tier" securities;

■

corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as "Aaa" by Moody's or "AAA" by Standard & Poor's);

■

corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as "Aa" by Moody's or "AA" by Standard & Poor's);

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■

short-term obligations issued by state and local governmental issuers;

■

securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

■

repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadvisor monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadvisor will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund's investments in First Tier securities will mature in 397 days or less and the fund's investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollarweighted average life of 120 days or less. Unlike the fund's weighted average maturity, the fund's weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund's Board of Trustees determines to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An "illiquid security" is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value ("NAV") per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "General Information — Dividends" below. For a description of the allocation of expenses among fund share classes, see "Multiclass Pricing; Rule 12b-1 Plans" in the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

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Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Past performance

For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV (%)

Best quarter: Q3 '06, 1.25%

Worst quarter: Q4 '14, 0.00%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series NAV	0.00	0.04	1.51	03/28/1986

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

72

Real Estate Securities Trust

Investment objective

To seek to achieve a combination of long-term capital appreciation and current income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.70	0.70
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.04	0.04
Total annual fund operating expenses	0.79	0.74

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	81	76
3 years	252	237
5 years	439	411
10 years	978	918

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 131% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadvisor, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadvisor looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadvisor tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadvisor believes will be the most profitable to the fund. The subadvisor also considers the effect of the real estate securities markets in general when making investment decisions. The subadvisor does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

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The fund may realize some short-term gains or losses if the subadvisor chooses to sell a security because it believes that one or more of the following is true:

■

A security is not fulfilling its investment purpose;

■

A security has reached its optimum valuation; or

■

A particular company or general economic conditions have changed.

Based on its recent practices, the subadvisor expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadvisor believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund's cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

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Real estate securities risk. Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 32.43%

Worst quarter: Q4 '08, –39.92%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	31.73	16.89	8.41	04/30/1987
Series NAV	31.75	16.95	8.47	02/28/2005
MSCI U.S. REIT Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	30.38	17.05	8.31	04/30/1987

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Deutsche Investment Management Americas Inc.
Sub-Subadvisor RREEF America L.L.C.

Portfolio management

Joseph D. Fisher, CFA Director; Co-Lead Portfolio Manager Managed fund since 2013	John F. Robertson, CFA Managing Director, Global Head of Liquid Real Assets Managed fund since 1997	John W. Vojticek Managing Director, CIO of Liquid Real Assets Managed fund since 1996
David W. Zonavetch, CPA Director; Co-Lead Portfolio Manager Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

75

Short Term Government Income Trust

Investment objective

To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.56	0.56
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.05	0.05
Total annual fund operating expenses	0.66	0.61

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	67	62
3 years	211	195
5 years	368	340
10 years	822	762

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund's effective duration is no more than three years.

U.S. government securities may be supported by:

■

The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.

■

The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

■

The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and assetbacked securities. It may also invest up to 10% of its net assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, the subadvisor considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks.

The fund may invest in other investment companies, including exchange traded funds ("ETFs"), and engage in short sales.

Under normal circumstances, the fund's effective duration is no more than three years which means that the fund may purchase securities with a duration of greater than three years, as long as the fund's average duration does not exceed three years.

The fund may trade securities actively which could increase transaction costs (thus lowering performance).

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Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

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Calendar year total returns for Series NAV (%)

Best quarter: Q2 '10, 1.87%

Worst quarter: Q2 '13, –1.24%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	1.15	1.49	1.57	04/30/2010
Series NAV	1.20	1.54	1.61	01/02/2009
Barclays U.S. Government 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)	1.18	1.75	1.62	01/02/2009

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Howard C. Greene Senior Vice President Managed fund since 2008	Jeffrey N. Given Vice President Managed fund since 2008

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

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Small Cap Growth Trust

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee [1]	1.05	1.05
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.04	0.04
Total annual fund operating expenses	1.14	1.09
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	116	111
3 years	362	347
5 years	628	601
10 years	1,386	1,329

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 83% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($10.3 billion as of February 28, 2015) or the S&P SmallCap 600 Index ($3.9 billion as of February 28, 2015).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadvisor selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadvisor looks for companies based on a combination of criteria including one or more of the following:

■

Improving market shares and positive financial trends;

■

Superior management with significant equity ownership; and

■

Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadvisor frequently adjusts the selection of companies and/or their position size based on these criteria. The fund's sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may invest significantly in the information technology sector.

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Except as otherwise stated under "Additional Information About the Funds — Temporary Defensive Investing," the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in Initial Public Offerings (IPOs). The fund may also purchase each of the following types of securities:

U.S dollar-denominated foreign securities and certain exchange-traded funds (ETFs).

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Information technology risk. The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund's predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

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Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 19.13%

Worst quarter: Q4 '08, –24.23%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	7.57	15.48	9.72	04/29/2005
Series NAV	7.60	15.53	9.77	04/29/2005
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	5.60	16.80	8.54	04/29/2005

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Wellington Management Company LLP

Portfolio management

Steven C. Angeli, CFA Senior Managing Director and Equity Portfolio Manager Managed fund since 2003	Mario E. Abularach, CFA Senior Managing Director and Equity Research Analyst Managed fund since 2006	Stephen Mortimer Senior Managing Director and Equity Portfolio Manager Managed fund since 2006.

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

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Total Bond Market Trust B

Investment objective

To seek to track the performance of the Barclays U.S. Aggregate Bond Index (the "Barclays Index") (which represents the U.S. investment grade bond market).

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series NAV
Management fee	0.47	0.47
Distribution and service (Rule 12b-1) fees	0.05	0.00
Other expenses	0.04	0.04
Total annual fund operating expenses	0.56	0.51
Contractual expense reimbursement [1]	– 0.26	– 0.26
Total annual fund operating expenses after expense reimbursements	0.30	0.25
[1]

The advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Total annual fund operating expenses after expense reimbursements" as shown in the table above. A fund's "Total annual fund operating expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. The advisor's obligation to provide the expense cap will remain in effect until April 30, 2016 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series NAV
1 year	31	26
3 years	153	137
5 years	287	259
10 years	677	615

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays U.S. Aggregate Bond Index (the Barclays Index).

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

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The subadvisor employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

■

U.S. Treasury and agency securities;

■

Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

■

Corporate bonds, both U.S. and foreign (if dollar-denominated); and

■

Foreign government and agency securities (if dollar-denominated).

The subadvisor selects securities to match, as closely as practicable, the Barclays Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadvisor will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks — Hedging, derivatives and other strategic trans actions risk" such as futures contracts, interest-rate swaps and options.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

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Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV (%)

Best quarter: Q4 '08, 4.46%

Worst quarter: Q2 '13, –2.61%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	6.11	4.29	4.70	11/05/2012
Series NAV	6.06	4.30	4.71	05/01/1998
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71	05/01/1998

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Declaration Management & Research LLC

Portfolio management

Peter Farley, CFA Senior Vice President Managed fund since 2005

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Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 86 of the Prospectus.

85

Additional Information about the funds

Taxes

For federal income tax purposes, each of the funds is treated as a separate entity, intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet the diversification requirements that are applicable to mutual funds that serve as underlying investments for insurance company separate accounts. A fund that qualifies as a regulated investment company will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year (provided that it distributes at least the sum of 90% of its net investment company taxable income and 90% of its net tax exempt interest income for the taxable year). Insurance company separate accounts, the principal shareholders of the funds, generally do not pay tax on dividends and capital gain distributions from the funds.

Because shares of the funds may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the funds will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.

Variable contract owners should consult with their own tax advisors as to the tax consequences of investments in the funds, including the application of state and local taxes.

More information about taxes is located in the SAI under the heading "Additional Information Concerning Taxes."

Compensation of Financial Intermediaries

The funds are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The source of funds for these payments to intermediaries may be the fees paid by the funds under their agreements with insurance and related companies for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary's Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Temporary Defensive Investing (applicable to all funds except Money Market Trust B)

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations, governments and supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Other permitted investments by the funds of funds

A fund of funds may directly:

■

Purchase U.S. government securities and short-term paper.

■

Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).

■

Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the advisor is not the same as, or affiliated with, the advisor to the fund, including ETFs.

■

Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

■

Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

■

Purchase securities of registered closed-end investment companies.

■

Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.

■

Make short sales of securities (borrow and sell securities not owned by the fund with the prior approval of the advisor's Complex Securities Committee), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

■

Invest in "qualified" publicly traded partnerships and other publicly traded partnerships that at the time of investment the advisor believes will generate only good income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded

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partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the advisor's Complex Securities Committee).

■

A fund of funds may directly invest in exchange traded notes (ETNs).

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. A fund of funds also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to "Hedging and Other Strategic Transactions Risk" in the Statement of Additional Information (SAI).

+The Funds of Funds are:

Each Lifestyle MVP

(Collectively the "Funds of Funds")

Additional information about the funds of funds' principal risks

The principal risks of investing in each fund of funds are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. JHVIT's Statement of Additional Information (the "SAI") dated the same date as this prospectus contains further details about these risks as well as information about additional risks.

Active management risk

A fund that relies on the manager's ability to pursue the fund's investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions from its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Affiliated insurance companies

The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk

To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Cybersecurity risk

Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a subadvisor, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market

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mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits, debt crises in the eurozone; S&P's downgrade of U.S. long-term sovereign debt; economic stimulus by the Japanese central bank; declines in oil prices; and dramatic changes in currency exchange rates. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

Exchange-traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. An ETF has its own fees and expenses, which are borne indirectly by a fund.

Exchange-traded notes (ETNs) risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity; level of supply and demand for the ETN; volatility and lack of liquidity in underlying commodities or securities markets; changes in the applicable interest rates; changes in the issuer's credit rating; and economic, legal, political, or geographic events that affect the referenced commodity or security. The fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to the principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed-income risk.

Fund of funds risk

A fund's ability to achieve its investment objectivewill depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the fund's objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund's asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions successfully will depend in part on its subadvisor's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be

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used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hedging risk

There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

Leverage

Certain of the risk management techniques that would be used in the new strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

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Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous market price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Quantitative models may not produce the desired results

In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses

The purpose of the risk management strategies is to attempt to limit the fund's exposure to more volatile asset classes during periods of high volatility and attempt to reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful, and these risk management strategies could limit the upside participation of the fund in rising markets or even result in losses in rising markets. The application of risk management techniques can be complex, and misjudgments in implementation may result in under or over allocations to equity, fixed income and/or cash and cash equivalent exposure.

Short positions

In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures

While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Additional information about the funds' principal risks

The principal risks of investing in each fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. The funds' Statement of Additional Information dated the same date as this prospectus (the "SAI") contains further details about these risks as well as information about additional risks.

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Consumer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the Securities and Exchange Commission; (iv) risk regulation of "systematically important" financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund's ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund's portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Active management risk

A fund that relies on the manager's ability to pursue the fund's investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different

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proportions from its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Asset allocation management

Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the subadvisor may favor an asset category that performs poorly relative to the other asset categories. To the extent that alternative asset categories underperform the general stock market, the fund would perform poorly relative to a fund invested primarily in the general stock market.

Changing distribution levels risk

The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

As a result of market, interest rate and other circumstances, the amount of cash available for distribution and the fund's distribution rate may vary or decline. The risk of variability and/or reduction in distribution levels is accentuated in the currently prevailing market and interest-rate circumstances. Interest rates available on investments have decreased as illustrated by the declines in effective yield on leading high yield bond indexes. In addition, as a result of these circumstances, many higher-yielding securities have been called by the issuers and refinanced with lower-yielding securities. Moreover, the fund's investments in equity, equitylike, distressed and special situation securities may result in significant holdings that currently pay low or no income, but that the subadvisor believes represent positive long-term investment opportunities. A combination of the above factors has contributed to a significant decline in certain funds' distributions rate effective in the last year.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than nonconvertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than the company's common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see "Hedging, derivatives, and other strategic transactions risk"), or a borrower of a fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; the ability to borrow from the U.S. Treasury; only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadvisor may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody's Investors Service, Inc. (Moody's) or BB or lower by Standard & Poor's Ratings Services (S&P), at the time of investment, or determined by a subadvisor to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: Their issuers' continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be

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delayed or made only after the fund has incurred the costs of litigation. While the subadvisor intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Cybersecurity risk

Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a subadvisor, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits, debt crises in the eurozone; S&P's downgrade of U.S. long-term sovereign debt; economic stimulus by the Japanese central bank; declines in oil prices; and dramatic changes in currency exchange rates. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or "blue chip" equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadvisor believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisor to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisor investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. The fund's strategy of investing in value stocks also carries the risk that in certain markets, value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadvisor believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than

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other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange-traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. An ETF has its own fees and expenses, which are borne indirectly by a fund.

Financial services industry risk

A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies, and insurance companies.  These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage, and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.  In addition, all financial services companies face shrinking profit margins due to new competitors, the cost of new technology, and the pressure to compete globally.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risk: (1) interest-rate risk and (2) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody's or BBB by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of principal risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers.

Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include the suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging- market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material

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information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different from that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions successfully will depend in part on its subadvisor's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure.

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A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equitylinked note is dependent on the individual credit of the note's issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating-rate securities. Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating-rate securities.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Swaptions. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaptions.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Hybrid instrument risk

The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a hybrid instrument may include significant risks not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmark for the hybrid instrument or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and others factors affecting that industry or sector.

Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry . A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their

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holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance Companies. Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

Materials. Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metals. The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology companies. A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under "Medium and smaller company risk."

Utilities. Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations; increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance will likely decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares are frequently volatile in price due to the

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absence of a prior public market, the small number of shares available for trading, and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Liquidity risk

A fund is exposed to liquidity risk when reduced trading volume, a relative lack of market makers, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous market price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market's growth. As a result, dealer inventories of corporate bonds, which indicate the ability to "make markets," i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.

Loan participations risk

A fund's ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy, or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower's nonpayment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadvisor's credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Lower-rated fixed-income securities risk and high-yield securities risk

Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody's and BB and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

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Dependence on subadvisor's own credit analysis. While a subadvisor may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadvisor's evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under "Foreign securities risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates, and unemployment, as well as exchange-rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may not only present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or medium-sized market capitalizations. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies, or its instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a pass through of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund's mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic, and social factors, and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared with debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass through types of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations (CMOs). A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By

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investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not diversified within the meaning of the Investment Company Act of 1940. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market, and other risks associated with a non-diversified fund's investment strategies or techniques may be more pronounced than for funds that are diversified.

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.
These risks include:

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declines in the value of real estate;

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risks related to general and local economic conditions;

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possible lack of availability of mortgage funds;

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overbuilding;

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extended vacancies of properties;

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increased competition;

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increases in property taxes and operating expenses;

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changes in zoning laws;

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losses due to costs resulting from the cleanup of environmental problems;

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liability to third parties for damages resulting from environmental problems;

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casualty or condemnation losses;

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limitations on rents;

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changes in neighborhood values and the appeal of properties to tenants; and

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changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 (the Code) or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Short sales risk

The funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Additional information about the funds' investment policies (including each fund of funds)

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

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Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 5% in the case of Money Market Trust B) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short-to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund's total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund's NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of

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the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See "Credit and counterparty risk" for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a "when-issued," delayed-delivery or "forward commitment" basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

Management

Trustees

JHVIT is managed under the direction of its Trustees. The Board oversees the business activities of the funds and retains the services of the various firms that carry out the operations of the funds. The Board may change the investment objective and strategy of a fund without shareholder approval.

Investment Management

John Hancock Investment Management Services, LLC (the "Advisor") is the investment advisor to JHVIT and is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Advisor is a Delaware limited liability company with its principal offices located at 601 Congress Street, Boston, Massachusetts 02210. Its ultimate controlling parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and principally as "John Hancock" in the United States.

JHVIT fund shares are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts and group annuity contract offered to 401(k) plans ("variable contracts"). Two of these insurance companies, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, are affiliates of the Advisor (the "Affiliated Insurance Companies"). The Affiliated Insurance Companies perform administrative services for the JHVIT funds in connection with the variable contracts for which they serve as the underlying investment medium. To compensate the Affiliated Insurance Companies for providing these services, the Advisor, not the JHVIT funds, pays each Affiliated Insurance Company an administrative fee equal to 0.25% of the total average daily net assets of the JHVIT funds attributable to variable contracts issued by the Affiliated Insurance Company.

Subject to general oversight by the Board of Trustees, the Advisor manages and supervises the investment operations and business affairs of each fund. The Advisor selects, contracts with and compensates one or more subadvisors to manage on a day-to-day basis all or a portion of each fund's portfolio assets subject to oversight by the Advisor. The Advisor is responsible for overseeing and implementing each fund's investment program and provides a variety of advisory oversight and investment research services. The Advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The Advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Advisor, among other things: (i) monitors the compliance of the subadvisor with the investment objectives and related policies of the fund,; (ii) reviews the performance of the subadvisor,; and (iii) reports periodically on such performance to the Board of Trustees. The Advisor employs a team of investment professionals who provide these research and monitoring services.

Subject to Board approval, the Advisor may elect to manage fund assets directly and currently manages the assets of certain funds. As compensation for its services, the Advisor receives a fee from JHVIT computed separately for each fund. Appendix A to this Prospectus is a schedule of the management fees each fund currently is obligated to pay the Advisor. The subadvisors are compensated by the Advisor and not by the funds.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the Advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. Each fund, therefore, is able to change subadvisors or the fees paid to a subadvisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Advisor to appoint a subadvisor that is an affiliate of the Advisor or JHVIT (other than by reason of serving as a subadvisor to a fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

A discussion regarding the basis for the Board's approval of the advisory and subadvisory agreements for the funds is available in the funds' semi-annual report to shareholders for the periods ended June 30, 2014 and December 31, 2014.

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Additional information about fund expenses

Each fund's annual operating expenses will likely vary throughout the period and from year to year. A fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The Advisor has contractually agreed to waive its management fee or reimburse expenses (the Reimbursement) for certain participating funds of the Trust and other John Hancock Funds. The Reimbursement equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the participating funds that exceeds $125 billion but is less than or equal to $150 billion, 0.0150% of that portion of the aggregate net assets of all the participating funds that exceeds $150 billion but is less than or equal to $175 billion, 0.0175% ofthat portion ofthe aggregate net assets of all the participating funds that exceeds $175 billion but is less than or equal to $200 billion, 0.02% of that portion of the aggregate net assets of all the participating funds that exceeds $200 billion but is less than or equal to $225 billion, and 0.0225% of that portion of the aggregate net assets of all the participating funds that exceeds $225 billion. The amount of the Reimbursement is calculated daily and allocated among all the participating funds in proportion to the daily net assets of each such fund. The Reimbursement may be terminated or modified at any time by the Advisor with the approval of the Trust's Board of Trustees (the Board).

Subadvisors and Portfolio Managers

Set forth below, in alphabetical order by subadvisor, is additional information about the subadvisors and the fund portfolio managers. The SAI includes additional details about the portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Declaration Management & Research LLC ("Declaration")

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102- 4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Funds	Portfolio Managers
Active Bond Trust	Peter Farley, CFA
Total Bond Market Trust B	Peter Farley, CFA

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Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration's Investment Committee.

Deutsche Investment Management Americas Inc. ("DIMA")
RREEF America L.L.C. ("RREEF")

DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

RREEF, located at 222 South Riverside Plaza, 26th Floor, Chicago, Illinois 60606, is an indirect wholly-owned subsidiary of Deutsche Bank AG. RREEF has provided real estate investment management services to institutional investors since 1975.

Fund	Portfolio Managers
Real Estate Securities Trust	Joseph D. Fisher, CFA John F. Robertson, CFA John W. Vojticek David W. Zonavetch, CPA

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Joseph D. Fisher, CFA. Director and Co-Lead Portfolio Manager. Joined the company in 2004.

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John F. Robertson, CFA. Managing Director and Global Head of Liquid Real Assets for Deutsche Asset & Wealth Management. Mr. Robertson joined the company in 1997.

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John W. Vojticek. Managing Director and Chief Investment Officer of Real Estate & Infrastructure Securities for Deutsche Asset & Wealth Management. Mr. Vojticek joined RREEF in 1996.

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David W. Zonavetch, CPA. Director and Co-Lead Portfolio Manager. Joined the company in 1998.

Dimensional Fund Advisors LP ("Dimensional")

Dimensional was organized in 1981 as "Dimensional Fund Advisors, Inc.," a Delaware corporation, and in 2006, it converted its legal name and organizational form to "Dimensional Fund Advisors LP," a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.

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Dimensional uses a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management based on the parameters established by the Investment Committee. Dimensional has identified the following persons as primarily responsible for coordinating the day-to-day management of the funds as set forth below.

Funds	Portfolio Managers
Emerging Markets Value Trust	Karen E. Umland, CFA Joseph H. Chi, CFA Jed S. Fogdall Henry F. Gray

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Karen E. Umland, CFA. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Umland joined Dimensional in 1993 and has been a Portfolio Manager and responsible for the international equity portfolios since 1998.

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Joseph H. Chi, CFA. Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been cohead of the portfolio management group since 2012.

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Jed S. Fogdall. Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been cohead of the portfolio management group since 2012.

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Henry F. Gray. Head of Global Equity Trading and Vice President and a member of the Investment Committee. Mr. Gray joined Dimensional in 1995 and was a Portfolio Manager from 1995 to 2005 and has been the Head of Global Equity Trading since 2006.

Jennison Associates LLC ("Jennison")

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been (including its predecessor, Jennison Associates Capital Corp.) in the investment advisory business since 1969. Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.

Fund	Portfolio Managers
Capital Appreciation Trust	Michael A. Del Balso Kathleen A. McCarragher Spiros "Sig" Segalas

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Michael A. Del Balso. Joined Jennison in 1972 and is a Managing Director of Jennison. He is also Jennison's Director of Research for Growth Equity.

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Kathleen A. McCarragher. Joined Jennison in 1998 and is a Director and Managing Director of Jennison. She is also Jennison's Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities.

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Spiros "Sig" Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director and the President and Chief Investment Officer of Jennison.

Mr. Del Balso generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

The portfolio managers for the fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Team members conduct research, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited ("John Hancock Asset Management (North America)") is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of JHVIT for which it is the subadvisor as well as other portfolios advised by the Advisor. John Hancock Asset Management (North America) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Manulife Asset Management Limited and Manulife Asset Management (Hong Kong) Limited ("MAMHK"), collectively known as Manulife Financial. The address of Manulife Asset Management (North America) Limited is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Funds	Portfolio Managers
500 Index Trust B	Brett Hryb, CFA Ashikhusein Shahpurwala, CFA
Lifestyle Balanced MVP	N/A
Lifestyle Growth MVP	N/A

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Lifestyle Moderate MVP	N/A
Mid Cap Index Trust	Brett Hryb, CFA Ashikhusein Shahpurwala, CFA
Money Market Trust B	Faisal Rahman, CFA

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Brett Hryb, CFA. Senior Managing Director and Senior Portfolio Manager; joined Manulife Asset Management, Ltd in 1996, with John Hancock Asset Management (North America) since 2003.

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Ashikhusein Shahpurwala, CFA. Managing Director and Portfolio Manager; joined Manulife Asset Management, Limited in 2007, with John Hancock Asset Management (North America) since 2003.

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Faisal Rahman, CFA. Managing Director and Portfolio Manager; joined Manulife Asset Management Limited in 2001, with John Hancock Asset Management (North America) since 2003.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

John Hancock Asset Management a division of Manulife Asset Management (US) LLC, a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS") and an affiliate of the Advisor. JHFS is a subsidiary of MFC, based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Funds	Portfolio Managers
Active Bond Trust	Howard C. Greene Jeffrey N. Given
Fundamental All Cap Core Trust	Walter McCormick, CFA Emory (Sandy) Sanders, CFA Jonathan White, CFA
Lifestyle Balanced MVP	Robert Boyda Marcelle Daher, CFA Jeffrey N. Given Luning "Gary" Li Steve Medina Nathan Thooft, CFA
Lifestyle Growth MVP	Robert Boyda Marcelle Daher, CFA Jeffrey N. Given Luning "Gary" Li Steve Medina Nathan Thooft, CFA
Lifestyle Moderate MVP	Robert Boyda Marcelle Daher, CFA Jeffrey N. Given Luning "Gary" Li Steve Medina Nathan Thooft, CFA
Short-Term Government Income Trust	Howard C. Greene Jeffrey N. Given

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Robert Boyda. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management in 2009.

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Marcelle Daher, CFA. Managing Director, previously Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008-2011); joined Manulife Financial in 2008.

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Jeffrey N. Given. Vice President; joined John Hancock Asset Management in 1993.

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Howard C. Greene. Senior Vice President; joined John Hancock Asset Management in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

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Luning "Gary" Li. Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC; joined John Hancock Asset Management in 2013; Manager of Derivatives Risk Management at MetLife (2012-2013); Director of Risk Management and Asset Allocation at the South Carolina Retirement System Investment Commission (2011-2012); Director of Derivatives and Alternative Strategies at Evergreen Investments (2006-2011).

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Walter McCormick, CFA. Senior Managing Director, Senior Portfolio Manager; prior to joining Manulife Asset Management in 2010, Walter McCormick was managing director and senior portfolio manager with the Berkeley Street Equity team at Wells Capital Management. He is also past president of the Providence Society of Financial Analysts. Mr. McCormick began his investment career in 1970.

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Steve Medina. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management, LLC in 2009.

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Emory (Sandy) Sanders, CFA. Senior Managing Director, Senior Portfolio Manager; prior to joining Manulife Asset Management in 2010, Sandy Sanders was a portfolio manager on the Berkeley Street Equity Team at Wells Capital Management. Mr. Sanders began his investment career in 1997.

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Nathan Thooft, CFA. Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); previously Vice President and Director of Investments for Investment Management Services, John Hancock Financial (2008-2011); joined Manulife Financial in 2008.

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Jonathan White, CFA. Managing Director, Portfolio Manager; prior to joining Manulife Asset Management in 2011, Jonathan White was a senior analyst with the Berkeley Street Equity team at Wells Capital Management. Mr. White began his investment career in 1997.

Pacific Investment Management Company LLC ("PIMCO")

PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by PIMCO Partners, LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

Funds	Portfolio Managers
Global Bond Trust	Andrew Balls Sachin Gupta Lorenzo Pagani, Ph.D.

• Andrew Balls. Mr. Balls is PIMCO's CIO Global Fixed Income. Based in the London office, he oversees the firm's European, Asia-Pacific, emerging markets and global specialist investment teams. He manages a range of global and European portfolios and is a member of the Investment Committee and the Executive Committee. Previously, he was head of European portfolio management, a global portfolio manager in the Newport Beach office and the firm's global strategist. Prior to joining PIMCO in 2006, he was an economics correspondent and columnist for the Financial Times in London, New York and Washington, DC. He has 16 years of investment and economics/financial markets experience and holds a bachelor's degree from Oxford and a master's degree from Harvard University. He was a lecturer in economics at Keble College, Oxford. Mr. Balls was nominated by Morningstar in 2013 for European Fixed-Income Fund Manager of the Year.
• Sachin Gupta. Mr. Gupta is an executive vice president and global portfolio manager in the Newport Beach office, and head of the global desk. He is a member of the European Portfolio Committee and a rotating member of the Asia-Pacific Portfolio Committee. Previously, he was in PIMCO's London office managing European LDI portfolios. Before that, he was part of PIMCO's global portfolio management team in the Singapore office. In these roles, he focused on investments in government bonds, sovereign credit derivatives and interest rate derivatives across global markets. Prior to joining PIMCO in 2003, he was in the fixed income and currency derivatives group at ABN AMRO Bank. He has 17 years of investment experience and holds an MBA from XLRI, India. He received an undergraduate degree from Indian Institute of Technology, Delhi.
• Lorenzo Pagani, Ph.D. Dr. Pagani is a managing director and portfolio manager in the Munich office and head of the European government bond and European rates desk. He is also a member of the European portfolio committee and a member of the counterparty risk committee. Prior to joining PIMCO in 2004, he was with the nuclear engineering department at the Massachusetts Institute of Technology (MIT) and with Procter & Gamble in Italy. He has 12 years of investment experience and holds a Ph.D. in nuclear engineering from MIT. He graduated from the Financial Technology Option program of MIT/Sloan Business School and holds a joint master of science degree from the Politecnico di Milano in Italy and the Ecole Centrale de Paris in France.

SSGA Funds Management, Inc. ("SSGA FM")

SSGA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSGA FM is an SEC registered investment advisor and is a wholly owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. SSGA FM and other advisory affiliates of State Street make up State Street Global Advisors ("SSGA"), the investment management arm of State Street.

The International Equity Index Trust B is managed by SSGA's Global Equity Beta Solutions ("GEBS") Team. Portfolio managers Thomas Coleman and Karl Schneider are jointly and primarily responsible for the day-to-day management of the Portfolio.

Fund	Portfolio Managers
International Equity Index Trust B	Thomas Coleman, CFA Karl Schneider, CAIA

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Thomas Coleman, CFA. Vice President; joined SSGA FM in 1998. Mr. Coleman is a Vice President of SSGA FM and a Senior Portfolio Manager in GEBS. Within GEBS, Tom is the Emerging Markets Strategy leader and as such, he is responsible for the management of a variety of commingled, segregated, and exchange traded products benchmarked to international strategies, including MSCI Emerging and ACWI, as well as S&P Emerging Markets. Tom is also responsible for domestic strategies benchmarked to Russell, Standard & Poors, and NASDAQ Indices.

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Karl Schneider, CAIA. Vice President; joined SSGA FM in 1997. Mr. Schneider is a Vice President of SSGA FM and Head of US Equity Strategies for GEBS, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group's passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Karl is also a member of the SSGA Derivatives Committee.

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Templeton Investment Counsel, LLC ("Templeton")

Templeton is located at 300 S. E. 2nd Street, Ft. Lauderdale, Florida 33301, and has been in the business of providing investment advisory services since 1954. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers
International Value Trust	Tucker Scott, CFA Cindy Sweeting, CFA Peter Nori, CFA

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Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996.

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Cindy Sweeting, CFA. President, Director of Portfolio Management, Portfolio Manager; joined Templeton in 1997.

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Peter Nori, CFA. Executive Vice President, Portfolio Manager; joined Templeton in 1994.

T. Rowe Price Associates, Inc. ("T. Rowe Price")

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. T. Rowe Price and its affiliates manage over eleven million individual and institutional investor accounts.

Funds	Portfolio Managers
Blue Chip Growth Trust	Larry J. Puglia
Equity-Income Trust	John D. Linehan* Brian C. Rogers, CFA, CIC
Mid Value Trust	David J. Wallack

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John D. Linehan. Vice President; joined T. Rowe Price in 1998.

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Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.

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Brian C. Rogers, CFA, CIC. Vice President; joined T. Rowe Price in 1982.

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David J. Wallack. Vice President; joined T. Rowe Price in 1990.

Wellington Management Company LLP ("Wellington Management")

Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. Wellington Management has identified the following persons as jointly and primarily responsible for the day-to-day management of the funds' portfolio as set forth below.

Funds	Portfolio Managers
Mid Cap Stock Trust	Michael T. Carmen, CFA Mario E. Abularach, CFA Stephen Mortimer
Small Cap Growth Trust	Steven C. Angeli, CFA Mario E. Abularach, CFA Stephen Mortimer

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Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst of Wellington Management; joined the firm as an investment professional in 2001.

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Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1994.

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Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1999.

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Stephen Mortimer. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2001.

Western Asset Management Company ("Western Asset")

Western Asset Management Company Limited serves as sub-subadvisor*

Western Asset is one of the world's leading investment management firms. Its sole business is managing fixed-income portfolios, an activity the Firm has pursued since 1971. From offices in Pasadena, New York, Sao Paulo, London, Dubai, Singapore, Hong Kong, Tokyo and Melbourne, Western Asset's 865 employees perform investment services for a wide variety of global clients. The Firm's clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money markets to emerging markets. Western Asset's client base totals 509, representing 40 countries and 1,046 accounts.

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Fund	Portfolio Manager
High Yield Trust*	Michael C. Buchanan S. Kenneth Leech

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Michael C. Buchanan. Deputy Chief Investment Officer; joined Western Asset in 2005.

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S. Kenneth Leech. Chief Investment Officer of Western Asset; joined Western Asset in 1990.

Share classes and Rule 12b-1 plans

Share classes

The funds may issue four classes of shares: Series I, Series II, Series III and NAV shares (not all funds issue all share classes). Each share class is the same except for differences in the allocation of fund expenses and voting rights as described below.

The expenses of each fund are generally borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. "Class expenses," however, are allocated to each class. "Class expenses" include Rule 12b-1 fees (if any) paid by a share class and other expenses determined by the Advisor to be properly allocable to a particular class. The Advisor will make such allocations in a manner and using such methodology as it determines to be reasonably appropriate, subject to ratification or approval by the Board. The kinds of expenses that the Advisor may allocate to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans

Rule 12b-1 fees will be paid to JHVIT's Distributor, John Hancock Distributors, LLC, or any successor thereto (the "Distributor").

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,
(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and
(iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHVIT's investment advisor and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

The annual Rule 12b-1 fee rate currently accrued by each fund is set forth in the expense table of each fund. Subject to the approval of the Board, each fund may under the 12b-1 Plans charge Rule 12b-1 fees up to the following maximum annual rates:

Series I shares
an annual rate of up to 0.15% of the net assets of the Series I shares

Rule 12b-1 fees are paid out of a fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

General information

Purchase and redemption of shares

Shares of each fund are offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

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trading on the New York Stock Exchange ("NYSE") is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

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an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or

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the SEC by order so permits for the protection of security holders of JHVIT.

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds ("Underlying Funds") and to certain qualified retirement plans ("qualified plans").

Due to differences in tax treatments and other considerations, the interests of holders of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHVIT may conflict. The Board of Trustees of JHVIT (the "Board" or "Trustees") will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Valuation of shares

The net asset value (NAV) for each class of shares of the funds is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern time, on each business day that the NYSE is open). On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the funds' NAV is not calculated. Consequently, each fund's portfolio securities may trade and the NAV of the fund's shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Each class of shares of each fund (except Money Market Trust B) has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of securities

Portfolio securities are valued by various methods that are generally described below. Securities held by Money Market Trust B are valued on the basis of amortized cost. Portfolio securities also may be fair valued by the funds' Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is valued at the price on the exchange where the security was acquired or most likely will be sold. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor. Certain short-term securities purchased with an original or remaining maturity of 60 days or less remaining at par, are valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices. Futures contracts are valued at settlement prices. If settlement prices are not available, futures contracts may be valued using last traded prices. Shares of other open-end investment companies that are not ETFs (underlying funds) are valued based on the NAVs of such underlying funds.

If market quotations or official closing prices are not readily available or are otherwise deemed unreliable because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the funds' Pricing Committee, and the actual calculation of a security's fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund's NAV reflects the fair market value of the fund's portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long- term shareholders. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding a fund's investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund's NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Dividends

JHVIT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

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Money Market Trust B seeks to maintain a constant per share NAV of $1.00. Dividends from net investment income for each of these funds will generally be declared and reinvested, or paid in cash, as to a share class daily. However, if class expenses exceed class income on any given day, as may occur from time to time in the current investment environment, the fund may determine not to pay a dividend on the class on that day and to resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When a fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, a fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

Disruptive short term trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadvisor's ability to effectively manage a fund in accordance with its investment objective and policies), dilute the interest in a fund held for long-term investment or adversely affect a fund's performance ("Disruptive Short-Term Trading").

The Board has adopted procedures to deter Disruptive Short-Term Trading and JHVIT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund's holdings, and the time when that change is reflected in the NAV of the fund's shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHVIT seeks to deter and prevent this activity, sometimes referred to as "market timing" or "stale price arbitrage," by the appropriate use of "fair value" pricing of the funds' portfolio securities. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

Second, management of JHVIT will monitor purchases and redemptions of JHVIT shares either directly or through procedures adopted by the affiliated insurance companies that use JHVIT as their underlying investment vehicle. If management of JHVIT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHVIT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHVIT and each insurance company that uses JHVIT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy that the insurance company reasonably believes is designed to deter disruptive short-term trading; (ii) furnish JHVIT, upon its request, with information regarding contract holder trading activities in shares of JHVIT; and (iii) enforce its shortterm trading policy with respect to contract holders identified by JHVIT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHVIT, to cease to accept trading instructions from the financial intermediary for the contract holder unless such instructions are sent to the financial intermediary by regular U.S. mail.

Investors in JHVIT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that such limitations and ability may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHVIT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHVIT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHVIT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadvisor's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

i.

Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV;

ii.

Funds with significant investments in high yield securities that are infrequently traded; and

iii.

Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Policy regarding disclosure of fund portfolio holdings

A description of the funds' policies and procedures regarding disclosure of portfolio holdings can be found in the SAI.

XBRL filings

A fund's XBRL filings are located at http://www.johnhancock.com/XBRL/JHT.html.

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Additional information about fund expenses

Each fund's annual operating expenses will likely vary throughout the period and from year to year. Each fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

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Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account that may use John Hancock Variable Insurance Trust ("JHVIT") as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHVIT as of December 31, 2014, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP, along with JHVIT's financial statements, as they appear in JHVIT's annual report, has been incorporated by reference into the SAI. Copies of JHVIT's annual report are available upon request.

500 Index Trust B

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	23.34	0.42	2.68	3.10	(0.39)	(0.37)	—	(0.76)	25.68	13.33		0.54		0.30		1.71		1,880	2
12-31-2013	18.01	0.37	5.38	5.75	(0.38)	(0.04)	—	(0.42)	23.34	32.03		0.53		0.30		1.75		1,581	4
12-31-2012[3]	17.88	0.08	0.15	0.23	(0.10)	—	—	(0.10)	18.01	1.32	[4]	0.53	[5]	0.30	[5]	2.94	[5]	1,142	4	[6,7]
Series NAV
12-31-2014	23.33	0.43	2.69	3.12	(0.40)	(0.37)	—	(0.77)	25.68	13.43		0.49		0.25		1.76		1,530	2
12-31-2013	18.01	0.38	5.37	5.75	(0.39)	(0.04)	—	(0.43)	23.33	32.03		0.48		0.25		1.80		1,397	4
12-31-2012	15.71	0.36	2.12	2.48	(0.18)	—	—	(0.18)	18.01	15.80		0.49		0.25		2.07		1,121	4	[6]
12-31-2011	15.71	0.30	(0.01)	0.29	(0.29)	—	—	(0.29)	15.71	1.87		0.49		0.25		1.86		845	4
12-31-2010	13.91	0.25	1.81	2.06	(0.26)	—	—	(0.26)	15.71	14.86		0.49		0.25		1.77		886	10

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	The inception date for Series I shares is 11-5-12.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.
7	Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

Active Bond Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	9.60	0.31	0.34	0.65	(0.37)	—	—	(0.37)	9.88	6.81	0.69	0.68	3.13	49	62
12-31-2013	10.16	0.36	(0.33)	0.03	(0.59)	—	—	(0.59)	9.60	0.24	0.69	0.68	3.52	51	82
12-31-2012	9.72	0.40	0.54	0.94	(0.43)	(0.07)	—	(0.50)	10.16	9.71	0.69	0.68	3.97	60	86
12-31-2011	9.71	0.48	0.08	0.56	(0.55)	—	—	(0.55)	9.72	5.81	0.68	0.68	4.73	67	101
12-31-2010	9.20	0.56	0.70	1.26	(0.75)	—	—	(0.75)	9.71	13.85	0.69	0.69	5.68	77	53
Series NAV
12-31-2014	9.60	0.32	0.35	0.67	(0.38)	—	—	(0.38)	9.89	6.97	0.64	0.63	3.17	573	62
12-31-2013	10.17	0.36	(0.34)	0.02	(0.59)	—	—	(0.59)	9.60	0.19	0.64	0.63	3.54	552	82
12-31-2012	9.73	0.41	0.53	0.94	(0.43)	(0.07)	—	(0.50)	10.17	9.76	0.64	0.63	4.02	920	86
12-31-2011	9.71	0.48	0.10	0.58	(0.56)	—	—	(0.56)	9.73	5.97	0.63	0.63	4.76	889	101
12-31-2010	9.20	0.57	0.70	1.27	(0.76)	—	—	(0.76)	9.71	13.91	0.64	0.64	5.75	903	53

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

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Blue Chip Growth Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	34.23	(0.04)	3.12	3.08	—	(1.43)	—	(1.43)	35.88	9.07	0.86	0.83	(0.12)	313	26
12-31-2013	24.29	(0.01)	10.03	10.02	(0.08)	—	—	(0.08)	34.23	41.27	0.87	0.83	(0.04)	337	27
12-31-2012	20.54	0.05	3.72	3.77	(0.02)	—	—	(0.02)	24.29	18.36	0.86	0.83	0.22	274	22
12-31-2011	20.25	0.02	0.27	0.29	— [3]	—	—	— [3]	20.54	1.44	0.86	0.83	0.12	277	33
12-31-2010	17.45	— [3]	2.82	2.82	(0.02)	—	—	(0.02)	20.25	16.15	0.87	0.84	(0.01)	328	44
Series NAV
12-31-2014	34.20	(0.02)	3.11	3.09	—	(1.43)	—	(1.43)	35.86	9.11	0.81	0.78	(0.07)	1,314	26
12-31-2013	24.26	— [3]	10.03	10.03	(0.09)	—	—	(0.09)	34.20	41.37	0.82	0.78	0.01	1,471	27
12-31-2012	20.51	0.07	3.71	3.78	(0.03)	—	—	(0.03)	24.26	18.44	0.81	0.78	0.28	1,346	22
12-31-2011	20.22	0.04	0.25	0.29	— [3]	—	—	— [3]	20.51	1.45	0.81	0.78	0.17	1,286	33
12-31-2010	17.41	0.01	2.82	2.83	(0.02)	—	—	(0.02)	20.22	16.25	0.82	0.79	0.05	1,361	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.

Capital Appreciation Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)		Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	15.78	—	[3]	1.50		1.50	(0.01)	(1.80)	—	(1.81)	15.47	9.65	0.78	0.78	(0.01)	196	33
12-31-2013	11.51	0.01		4.29		4.30	(0.03)	—	—	(0.03)	15.78	37.41	0.79	0.79	0.04	205	38
12-31-2012	9.94	0.03		1.56		1.59	(0.02)	—	—	(0.02)	11.51	15.98	0.79	0.78	0.27	175	45
12-31-2011	9.94	0.01		—	[3]	0.01	(0.01)	—	—	(0.01)	9.94	0.08	0.79	0.78	0.05	181	52
12-31-2010	8.90	0.01		1.04		1.05	(0.01)	—	—	(0.01)	9.94	11.83	0.79	0.79	0.16	217	77	[4]
Series NAV
12-31-2014	15.79	0.01		1.49		1.50	(0.01)	(1.80)	—	(1.81)	15.48	9.68	0.73	0.73	0.04	764	33
12-31-2013	11.51	0.01		4.30		4.31	(0.03)	—	—	(0.03)	15.79	37.51	0.74	0.74	0.09	850	38
12-31-2012	9.94	0.04		1.55		1.59	(0.02)	—	—	(0.02)	11.51	16.03	0.74	0.73	0.32	797	45
12-31-2011	9.94	0.01		—	[3]	0.01	(0.01)	—	—	(0.01)	9.94	0.12	0.74	0.73	0.10	770	52
12-31-2010	8.90	0.02		1.04		1.06	(0.02)	—	—	(0.02)	9.94	11.88	0.74	0.74	0.19	821	77	[4]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.
4	Excludes merger activity.

112

Emerging Markets Value Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	9.92	0.17	(0.65)	(0.48)	(0.18)	(0.35)	—	(0.53)	8.91	(5.50)	1.13	1.12	1.68	3	17
12-31-2013	10.74	0.13	(0.46)	(0.33)	(0.13)	(0.36)	—	(0.49)	9.92	(3.22)	1.13	1.12	1.25	4	9
12-31-2012	9.86	0.14	1.60	1.74	(0.11)	(0.75)	—	(0.86)	10.74	18.53	1.13	1.13	1.31	9	14
12-31-2011	15.99	0.17	(4.31)	(4.14)	(0.20)	(1.79)	—	(1.99)	9.86	(27.06)	1.13	1.13	1.27	7	18
12-31-2010	13.52	0.09	2.94	3.03	(0.20)	(0.36)	—	(0.56)	15.99	23.02	1.12	1.12	0.65	11	21
Series NAV
12-31-2014	9.90	0.17	(0.63)	(0.46)	(0.19)	(0.35)	—	(0.54)	8.90	(5.36)	1.08	1.07	1.70	824	17
12-31-2013	10.72	0.14	(0.47)	(0.33)	(0.13)	(0.36)	—	(0.49)	9.90	(3.18)	1.08	1.07	1.37	1,078	9
12-31-2012	9.85	0.14	1.59	1.73	(0.11)	(0.75)	—	(0.86)	10.72	18.49	1.08	1.08	1.34	1,115	14
12-31-2011	15.98	0.18	(4.31)	(4.13)	(0.21)	(1.79)	—	(2.00)	9.85	(27.02)	1.08	1.08	1.32	915	18
12-31-2010	13.51	0.11	2.92	3.03	(0.20)	(0.36)	—	(0.56)	15.98	23.10	1.07	1.07	0.80	1,088	21

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Equity-Income Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	19.82	0.36	1.09	1.45	(0.35)	(1.76)	—	(2.11)	19.16	7.47	0.86	0.83	1.81	326	9
12-31-2013	15.53	0.29	4.35	4.64	(0.35)	—	—	(0.35)	19.82	29.96	0.87	0.83	1.63	348	9
12-31-2012	13.50	0.31	2.03	2.34	(0.31)	—	—	(0.31)	15.53	17.44	0.86	0.83	2.11	311	14
12-31-2011	13.87	0.27	(0.39)	(0.12)	(0.25)	—	—	(0.25)	13.50	(0.81)	0.86	0.83	1.91	311	19	[3]
12-31-2010	12.27	0.23	1.62	1.85	(0.25)	—	—	(0.25)	13.87	15.12	0.87	0.84	1.84	348	14
Series NAV
12-31-2014	19.76	0.37	1.09	1.46	(0.36)	(1.76)	—	(2.12)	19.10	7.55	0.81	0.78	1.87	1,489	9
12-31-2013	15.48	0.30	4.34	4.64	(0.36)	—	—	(0.36)	19.76	30.05	0.82	0.78	1.68	1,579	9
12-31-2012	13.46	0.32	2.02	2.34	(0.32)	—	—	(0.32)	15.48	17.47	0.81	0.78	2.17	1,513	14
12-31-2011	13.83	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	13.46	(0.76)	0.81	0.78	1.98	1,471	19	[3]
12-31-2010	12.23	0.24	1.62	1.86	(0.26)	—	—	(0.26)	13.83	15.23	0.82	0.79	1.90	1,427	14

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Excludes merger activity.

113

Fundamental All Cap Core Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	20.61	0.06	[3]	1.95	2.01	(0.09)	—	—	(0.09)	22.53	9.74	0.76	0.75	0.28	[3]	156	46
12-31-2013	15.30	0.11		5.37	5.48	(0.17)	—	—	(0.17)	20.61	35.88	0.76	0.76	0.60		159	41
12-31-2012	12.48	0.16		2.77	2.93	(0.11)	—	—	(0.11)	15.30	23.52	0.76	0.76	1.17		131	38
12-31-2011	12.90	0.13		(0.41)	(0.28)	(0.14)	—	—	(0.14)	12.48	(2.16)	0.76	0.76	0.98		117	146
12-31-2010	10.90	0.13		2.01	2.14	(0.14)	—	—	(0.14)	12.90	19.65	0.76	0.76	1.18		142	120
Series NAV
12-31-2014	20.68	0.07	[3]	1.96	2.03	(0.10)	—	—	(0.10)	22.61	9.81	0.71	0.70	0.33	[3]	1,449	46
12-31-2013	15.36	0.11		5.39	5.50	(0.18)	—	—	(0.18)	20.68	35.86	0.71	0.71	0.64		1,433	41
12-31-2012	12.52	0.17		2.79	2.96	(0.12)	—	—	(0.12)	15.36	23.66	0.71	0.71	1.22		1,149	38
12-31-2011	12.95	0.13		(0.41)	(0.28)	(0.15)	—	—	(0.15)	12.52	(2.17)	0.71	0.71	1.03		1,032	146
12-31-2010	10.94	0.14		2.01	2.15	(0.14)	—	—	(0.14)	12.95	19.73	0.71	0.71	1.22		1,171	120

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.05 and 0.21% for all series, respectively.

Global Bond Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	12.39	0.31	(0.04)	0.27	(0.12)	—	—	(0.12)	12.54	2.28	0.83	0.83	2.43	52	69
12-31-2013	13.16	0.27	(0.98)	(0.71)	(0.06)	—	—	(0.06)	12.39	(5.42)	0.85	0.85	2.11	60	123
12-31-2012[3]	13.23	0.36	0.55	0.91	(0.98)	—	—	(0.98)	13.16	7.03	0.86	0.86	2.71	75	131
12-31-2011	12.92	0.35	0.82	1.17	(0.86)	—	—	(0.86)	13.23	9.08	0.82	0.81	2.60	82	103
12-31-2010	12.14	0.32	0.92	1.24	(0.46)	—	—	(0.46)	12.92	10.30	0.83	0.83	2.50	91	394
Series NAV
12-31-2014	12.33	0.32	(0.03)	0.29	(0.13)	—	—	(0.13)	12.49	2.42	0.78	0.78	2.48	557	69
12-31-2013	13.12	0.27	(1.00)	(0.73)	(0.06)	—	—	(0.06)	12.33	(5.54)	0.80	0.80	2.17	683	123
12-31-2012[3]	13.18	0.37	0.55	0.92	(0.98)	—	—	(0.98)	13.12	7.15	0.81	0.81	2.76	724	131
12-31-2011	12.88	0.35	0.82	1.17	(0.87)	—	—	(0.87)	13.18	9.08	0.77	0.76	2.65	703	103
12-31-2010	12.10	0.32	0.93	1.25	(0.47)	—	—	(0.47)	12.88	10.40	0.78	0.78	2.55	749	394

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3

In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 202%. The portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.14% and the ratio of expenses to average net assets by 0.02%.

114

High Yield Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	6.09	0.39	(0.36)	0.03	(0.42)	—	—	(0.42)	5.70	0.28	0.78	0.77	6.33	105	72
12-31-2013	6.01	0.40	0.10	0.50	(0.42)	—	—	(0.42)	6.09	8.35	0.79	0.78	6.44	122	99
12-31-2012	5.46	0.44	0.58	1.02	(0.47)	—	—	(0.47)	6.01	18.99	0.77	0.77	7.39	75	80
12-31-2011	5.94	0.47	(0.42)	0.05	(0.53)	—	—	(0.53)	5.46	0.90	0.77	0.76	7.68	74	91	[3]
12-31-2010	8.17	0.70	0.38	1.08	(3.31)[4]	—	—	(3.31)	5.94	13.78	0.75	0.75	8.28	86	58	[3]
Series NAV
12-31-2014	6.02	0.39	(0.36)	0.03	(0.42)	—	—	(0.42)	5.63	0.33	0.73	0.72	6.38	90	72
12-31-2013	5.95	0.40	0.09	0.49	(0.42)	—	—	(0.42)	6.02	8.31	0.74	0.73	6.46	97	99
12-31-2012	5.41	0.44	0.57	1.01	(0.47)	—	—	(0.47)	5.95	19.06	0.72	0.72	7.44	100	80
12-31-2011	5.88	0.47	(0.41)	0.06	(0.53)	—	—	(0.53)	5.41	1.13	0.72	0.71	7.77	83	91	[3]
12-31-2010	8.12	0.73	0.35	1.08	(3.32)[4]	—	—	(3.32)	5.88	13.74	0.70	0.70	8.58	84	58	[3]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Excludes merger activity.
4

The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.

International Equity Index Trust B

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)[3]		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	17.14	0.52	[3]	(1.28)	(0.76)	(0.53)	—	—	(0.53)	15.85	(4.61)	0.62		0.39		3.03	[3]	277	3
12-31-2013	15.32	0.42		1.80	2.22	(0.40)	—	—	(0.40)	17.14	14.55	0.61		0.39		2.59		293	3
12-31-2012[4]	14.62	0.03		0.84	0.87	(0.17)	—	—	(0.17)	15.32	5.98 [5]	0.63	[6]	0.39	[6]	1.38	[6]	254	4	[7,8]
Series NAV
12-31-2014	17.13	0.54	[3]	(1.29)	(0.75)	(0.54)	—	—	(0.54)	15.84	(4.57)	0.57		0.34		3.13	[3]	322	3
12-31-2013	15.32	0.43		1.79	2.22	(0.41)	—	—	(0.41)	17.13	14.54	0.56		0.34		2.65		373	3
12-31-2012	13.17	0.41		1.92	2.33	(0.18)	—	—	(0.18)	15.32	17.76	0.59		0.34		2.90		345	4	[7]
12-31-2011	15.93	0.44		(2.67)	(2.23)	(0.53)	—	—	(0.53)	13.17	(13.99)	0.58		0.34		2.86		273	3
12-31-2010	14.65	0.35		1.31	1.66	(0.38)	—	—	(0.38)	15.93	11.44	0.57		0.34		2.36		360	5

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.03 and 0.33% for all series, respectively.
4	The inception date for Series I shares is 11-5-12.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.
8	Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

115

International Value Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	14.78	0.42	[3]	(2.24)	(1.82)	(0.42)	—	—	(0.42)	12.54	(12.51)	0.97	0.96	2.91	[3]	95	34
12-31-2013	11.91	0.25		2.86	3.11	(0.24)	—	—	(0.24)	14.78	26.15	0.97	0.97	1.88		124	31
12-31-2012	10.25	0.28		1.68	1.96	(0.30)	—	—	(0.30)	11.91	19.38	0.97	0.93	2.57		114	19
12-31-2011	12.10	0.33		(1.88)	(1.55)	(0.30)	—	—	(0.30)	10.25	(12.85)	0.97	0.93	2.76		116	32
12-31-2010	11.42	0.24		0.67	0.91	(0.23)	—	—	(0.23)	12.10	7.98	0.99	0.98	2.10		162	20	[4]
Series NAV
12-31-2014	14.68	0.43	[3]	(2.24)	(1.81)	(0.42)	—	—	(0.42)	12.45	(12.48)	0.92	0.91	2.95	[3]	868	34
12-31-2013	11.83	0.25		2.85	3.10	(0.25)	—	—	(0.25)	14.68	26.21	0.92	0.92	1.90		1,044	31
12-31-2012	10.19	0.28		1.67	1.95	(0.31)	—	—	(0.31)	11.83	19.36	0.92	0.88	2.62		854	19
12-31-2011	12.03	0.32		(1.86)	(1.54)	(0.30)	—	—	(0.30)	10.19	(12.79)	0.92	0.88	2.71		744	32
12-31-2010	11.36	0.24		0.66	0.90	(0.23)	—	—	(0.23)	12.03	8.00	0.94	0.93	2.19		750	20	[4]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.09 and 0.65% for all series, respectively.
4	Excludes merger activity.

Lifestyle Balanced MVP

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	13.69	0.29	0.30	0.59	(0.31)	(0.10)	—	(0.41)	13.87	4.29	0.11	0.10	2.05	768	20
12-31-2013	12.48	0.26	1.33	1.59	(0.27)	(0.11)	—	(0.38)	13.69	12.78	0.11	0.11	1.98	863	9
12-31-2012	11.41	0.22	1.13	1.35	(0.23)	(0.05)	—	(0.28)	12.48	11.87	0.11	0.11	1.82	834	32
12-31-2011	11.74	0.28	(0.21)	0.07	(0.28)	(0.12)	—	(0.40)	11.41	0.62	0.11	0.11	2.38	823	10
12-31-2010	10.79	0.25	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.74	11.75	0.11	0.11	2.19	832	30
Series NAV
12-31-2014	13.72	0.30	0.28	0.58	(0.31)	(0.10)	—	(0.41)	13.89	4.26	0.06	0.05	2.15	1,293	20
12-31-2013	12.50	0.28	1.33	1.61	(0.28)	(0.11)	—	(0.39)	13.72	12.90	0.06	0.06	2.07	1,344	9
12-31-2012	11.43	0.23	1.13	1.36	(0.24)	(0.05)	—	(0.29)	12.50	11.90	0.06	0.06	1.91	1,237	32
12-31-2011	11.76	0.28	(0.20)	0.08	(0.29)	(0.12)	—	(0.41)	11.43	0.67	0.06	0.06	2.39	1,168	10
12-31-2010	10.81	0.25	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.76	11.78	0.06	0.06	2.20	1,254	30

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% - 1.09%, 0.50% - 1.10%, 0.49% - 1.10%, 0.48% - 1.10% and 0.48% - 1.10% for the years ended 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

116

Lifestyle Growth MVP

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	14.23	0.25	0.06	0.31	(0.26)	(0.15)	—	(0.41)	14.13	2.16	0.12	0.10	1.73	839	18
12-31-2013	12.21	0.23	2.13	2.36	(0.24)	(0.10)	—	(0.34)	14.23	19.34	0.11	0.11	1.73	917	11
12-31-2012	10.92	0.18	1.33	1.51	(0.18)	(0.04)	—	(0.22)	12.21	13.87	0.11	0.11	1.50	807	39	[5]
12-31-2011	11.42	0.22	(0.40)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.92	(1.60)	0.11	0.11	1.92	726	9	[5]
12-31-2010	10.34	0.19	1.15	1.34	(0.19)	(0.07)	—	(0.26)	11.42	13.02	0.11	0.11	1.81	742	23
Series NAV
12-31-2014	14.24	0.27	0.06	0.33	(0.27)	(0.15)	—	(0.42)	14.15	2.28	0.07	0.05	1.86	703	18
12-31-2013	12.22	0.25	2.11	2.36	(0.24)	(0.10)	—	(0.34)	14.24	19.38	0.06	0.06	1.87	670	11
12-31-2012	10.93	0.19	1.33	1.52	(0.19)	(0.04)	—	(0.23)	12.22	13.91	0.06	0.06	1.58	521	39	[5]
12-31-2011	11.43	0.24	(0.42)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.93	(1.55)	0.06	0.06	2.05	435	9	[5]
12-31-2010	10.35	0.21	1.14	1.35	(0.20)	(0.07)	—	(0.27)	11.43	13.05	0.06	0.06	1.93	405	23

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds help by the portfolio. The range of expense ratios from the underlying funds held by the portfolio was as follows: 0.52% - 1.09%, 0.50% - 1.10%, 0.49% - 1.10%, 0.48% - 1.10% and 0.48% - 1.10% for the periods ended 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

5	Excludes merger activity.

Lifestyle Moderate MVP

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	13.68	0.31	0.37	0.68	(0.32)	(0.74)	—	(1.06)	13.30	4.94	0.12	0.10	2.24	289	26
12-31-2013	12.78	0.29	1.02	1.31	(0.30)	(0.11)	—	(0.41)	13.68	10.22	0.11	0.11	2.14	320	7
12-31-2012	11.84	0.26	1.00	1.26	(0.27)	(0.05)	—	(0.32)	12.78	10.67	0.11	0.11	2.07	315	26
12-31-2011	12.01	0.32	(0.04)	0.28	(0.33)	(0.12)	—	(0.45)	11.84	2.33	0.11	0.11	2.65	301	12
12-31-2010	11.15	0.27	0.91	1.18	(0.27)	(0.05)	—	(0.32)	12.01	10.55	0.11	0.11	2.31	307	29
Series NAV
12-31-2014	13.69	0.34	0.35	0.69	(0.33)	(0.74)	—	(1.07)	13.31	4.99	0.07	0.05	2.46	115	26
12-31-2013	12.79	0.30	1.02	1.32	(0.31)	(0.11)	—	(0.42)	13.69	10.27	0.06	0.06	2.23	102	7
12-31-2012	11.85	0.28	0.98	1.26	(0.27)	(0.05)	—	(0.32)	12.79	10.71	0.06	0.06	2.23	91	26
12-31-2011	12.02	0.38	(0.09)	0.29	(0.34)	(0.12)	—	(0.46)	11.85	2.38	0.06	0.06	3.07	75	12
12-31-2010	11.15	0.29	0.90	1.19	(0.27)	(0.05)	—	(0.32)	12.02	10.69	0.06	0.06	2.51	53	29

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% - 1.09%, 0.50% - 1.10%, 0.49% - 1.10%, 0.48% - 1.10% and 0.49% - 1.23% for the years ended 12-31-14 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

117

Mid Cap Index Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	21.82	0.23	1.79	2.02	(0.22)	(1.33)	—	(1.55)	22.29	9.35	0.56	0.46	1.05	679	14
12-31-2013	17.45	0.21	5.50	5.71	(0.22)	(1.12)	—	(1.34)	21.82	33.03	0.55	0.45	1.02	657	14
12-31-2012	16.75	0.16	2.65	2.81	(0.25)	(1.86)	—	(2.11)	17.45	17.48	0.55	0.49	0.91	453	8
12-31-2011	17.74	0.17	(0.60)	(0.43)	(0.12)	(0.44)	—	(0.56)	16.75	(2.25)	0.54	0.54	0.98	413	13
12-31-2010	14.22	0.14	3.55	3.69	(0.17)	—	—	(0.17)	17.74	25.98	0.54	0.54	0.88	436	12
Series NAV
12-31-2014	21.82	0.25	1.78	2.03	(0.23)	(1.33)	—	(1.56)	22.29	9.40	0.51	0.41	1.11	106	14
12-31-2013	17.45	0.22	5.50	5.72	(0.23)	(1.12)	—	(1.35)	21.82	33.09	0.50	0.40	1.06	88	14
12-31-2012	16.75	0.12	2.70	2.82	(0.26)	(1.86)	—	(2.12)	17.45	17.54	0.50	0.47	0.66	59	8
12-31-2011	17.73	0.18	(0.59)	(0.41)	(0.13)	(0.44)	—	(0.57)	16.75	(2.14)	0.49	0.49	1.03	624	13
12-31-2010	14.21	0.14	3.56	3.70	(0.18)	—	—	(0.18)	17.73	26.06	0.49	0.49	0.92	681	12

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Mid Cap Stock Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	21.07	(0.08)	1.68	1.60	(0.02)	(4.04)	—	(4.06)	18.61	8.02	0.92	0.91	(0.37)	188	103
12-31-2013	15.68	(0.05)	5.80	5.75	(0.01)	(0.35)	—	(0.36)	21.07	36.82	0.92	0.92	(0.27)	207	116
12-31-2012	12.83	—	2.85	2.85	—	—	—	—	15.68	22.21	0.93	0.92	0.01	178	115
12-31-2011	14.13	(0.05)	(1.25)	(1.30)	—	—	—	—	12.83	(9.20)	0.93	0.93	(0.35)	175	107
12-31-2010	11.48	(0.03)	2.68	2.65	— [3]	—	—	—	14.13	23.08	0.93	0.93	(0.23)	221	115
Series NAV
12-31-2014	21.19	(0.07)	1.70	1.63	(0.03)	(4.04)	—	(4.07)	18.75	8.12	0.87	0.86	(0.32)	562	103
12-31-2013	15.77	(0.04)	5.82	5.78	(0.01)	(0.35)	—	(0.36)	21.19	36.84	0.87	0.87	(0.23)	615	116
12-31-2012	12.90	0.01	2.86	2.87	—	—	—	—	15.77	22.25	0.88	0.87	0.07	456	115
12-31-2011	14.19	(0.04)	(1.25)	(1.29)	—	—	—	—	12.90	(9.09)	0.88	0.88	(0.30)	414	107
12-31-2010	11.53	(0.02)	2.68	2.66	— [3]	—	—	—	14.19	23.07	0.88	0.88	(0.18)	466	115

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.

118

Mid Value Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	13.99	0.11	1.37	1.48	(0.10)	(1.41)	—	(1.51)	13.96	10.60	1.04	0.98	0.77	347	32
12-31-2013	11.49	0.09	3.47	3.56	(0.13)	(0.93)	—	(1.06)	13.99	31.39	1.04	0.99	0.67	347	37
12-31-2012	10.50	0.14	1.85	1.99	(0.10)	(0.90)	—	(1.00)	11.49	19.42	1.04	0.99	1.21	284	38
12-31-2011	11.12	0.11	(0.65)	(0.54)	(0.08)	—	—	(0.08)	10.50	(4.83)	1.04	1.00	0.96	271	54
12-31-2010	9.80	0.19	1.39	1.58	(0.22)	(0.04)	—	(0.26)	11.12	16.16	1.05	1.00	1.88	301	43
Series NAV
12-31-2014	13.94	0.12	1.37	1.49	(0.11)	(1.41)	—	(1.52)	13.91	10.70	0.99	0.93	0.82	481	32
12-31-2013	11.45	0.09	3.47	3.56	(0.14)	(0.93)	—	(1.07)	13.94	31.47	0.99	0.94	0.72	532	37
12-31-2012	10.47	0.14	1.84	1.98	(0.10)	(0.90)	—	(1.00)	11.45	19.43	0.99	0.94	1.26	387	38
12-31-2011	11.08	0.11	(0.63)	(0.52)	(0.09)	—	—	(0.09)	10.47	(4.71)	0.99	0.95	1.02	370	54
12-31-2010	9.77	0.19	1.38	1.57	(0.22)	(0.04)	—	(0.26)	11.08	16.16	1.00	0.95	1.90	393	43

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Money Market Trust B

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)		Total from investment oper-ations ($)		From net investment income ($)		From net realized gain ($)		From tax return of capital ($)	Total distributions ($)		Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series NAV
12-31-2014	1.00	—		—	[3]	—	[3]	—		—	[3]	—	—	[3]	1.00	0.00	[4]	0.54	0.16	—	397	—
12-31-2013	1.00	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]	1.00	0.01		0.54	0.23	0.01	481	—
12-31-2012	1.00	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]	1.00	0.05		0.53	0.26	0.04	542	—
12-31-2011	1.00	—		—	[3]	—	[3]	—		—	[3]	—	—	[3]	1.00	0.08		0.52	0.19	—	608	—
12-31-2010	1.00	—	[3]	—		—	[3]	—	[3]	—		—	—	[3]	1.00	0.05		0.53	0.27	0.05	613	—

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.
4	Less than 0.005%.

119

Real Estate Securities Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	13.84	0.30	4.08	4.38	(0.27)	—	—	(0.27)	17.95	31.73	0.79	0.79	1.88	104	131
12-31-2013	14.13	0.30	(0.31)	(0.01)	(0.28)	—	—	(0.28)	13.84	(0.10)	0.80	0.79	2.02	83	104
12-31-2012	12.26	0.21	1.90	2.11	(0.24)	—	—	(0.24)	14.13	17.26	0.79	0.79	1.58	95	99
12-31-2011	11.37	0.14	0.93	1.07	(0.18)	—	—	(0.18)	12.26	9.46	0.79	0.79	1.17	97	86
12-31-2010	8.96	0.21	2.39	2.60	(0.19)	—	—	(0.19)	11.37	29.19	0.78	0.78	2.09	106	99
Series NAV
12-31-2014	13.76	0.31	4.05	4.36	(0.28)	—	—	(0.28)	17.84	31.75	0.74	0.74	1.93	283	131
12-31-2013	14.05	0.31	(0.31)	— [3]	(0.29)	—	—	(0.29)	13.76	(0.05)	0.75	0.74	2.10	224	104
12-31-2012	12.19	0.22	1.88	2.10	(0.24)	—	—	(0.24)	14.05	17.33	0.74	0.74	1.65	231	99
12-31-2011	11.30	0.15	0.93	1.08	(0.19)	—	—	(0.19)	12.19	9.58	0.74	0.74	1.24	214	86
12-31-2010	8.91	0.22	2.37	2.59	(0.20)	—	—	(0.20)	11.30	29.20	0.73	0.73	2.14	211	99

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.

Short Term Government Income Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	12.50	0.08	0.06	0.14	(0.25)	—	—	(0.25)	12.39	1.15	0.66		0.65		0.64		51	46
12-31-2013	12.87	0.08	(0.19)	(0.11)	(0.26)	—	—	(0.26)	12.50	(0.86)	0.65		0.65		0.62		63	55
12-31-2012	12.93	0.14	0.02	0.16	(0.22)	—	—	(0.22)	12.87	1.21	0.65		0.65		1.10		76	71
12-31-2011	12.92	0.16	0.20	0.36	(0.32)	(0.03)	—	(0.35)	12.93	2.77	0.65		0.65		1.22		89	88
12-31-2010[3]	12.88	0.09	0.15	0.24	(0.20)	—	—	(0.20)	12.92	1.86 [4]	0.66	[5]	0.66	[5]	1.00	[5]	106	130	[6,7]
Series NAV
12-31-2014	12.50	0.09	0.06	0.15	(0.26)	—	—	(0.26)	12.39	1.20	0.61		0.60		0.69		303	46
12-31-2013	12.86	0.09	(0.18)	(0.09)	(0.27)	—	—	(0.27)	12.50	(0.74)	0.60		0.60		0.67		311	55
12-31-2012	12.93	0.15	— [8]	0.15	(0.22)	—	—	(0.22)	12.86	1.18	0.60		0.60		1.14		417	71
12-31-2011	12.92	0.17	0.19	0.36	(0.32)	(0.03)	—	(0.35)	12.93	2.82	0.60		0.60		1.27		390	88
12-31-2010	12.71	0.18	0.23	0.41	(0.20)	—	—	(0.20)	12.92	3.28	0.64	[9,10]	0.63		1.39		413	130	[6]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	The inception date for Series I shares is 4-30-10.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.
7	Portfolio turnover is shown for the period from 1-1-10 to 12-31-10.
8	Less than $0.005 per share.
9	Includes the impact of expense recapture which amounted to less than 0.005% of average net assets.
10	Expense ratio has been revised to conform with current year presentation of expense recapture and net expense.

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Small Cap Growth Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	12.82	(0.10)	1.00	0.90	—	(2.04)	—	(2.04)	11.68	7.57	1.14	1.13	(0.81)	117	83
12-31-2013	9.29	(0.08)	4.13	4.05	—	(0.52)	—	(0.52)	12.82	44.08	1.15	1.15	(0.71)	128	114
12-31-2012	9.18	(0.03)	1.51	1.48	—	(1.37)	—	(1.37)	9.29	16.47	1.16	1.15	(0.31)	83	132
12-31-2011	10.12	(0.06)	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.18	(6.81)	1.16	1.15	(0.62)	83	136
12-31-2010	8.29	(0.06)	1.89	1.83	—	—	—	—	10.12	22.07	1.15	1.15	(0.69)	77	139
Series NAV
12-31-2014	12.89	(0.09)	1.00	0.91	—	(2.04)	—	(2.04)	11.76	7.60	1.09	1.08	(0.76)	350	83
12-31-2013	9.33	(0.07)	4.15	4.08	—	(0.52)	—	(0.52)	12.89	44.21	1.10	1.10	(0.66)	393	114
12-31-2012	9.21	(0.02)	1.51	1.49	—	(1.37)	—	(1.37)	9.33	16.52	1.11	1.10	(0.24)	278	132
12-31-2011	10.15	(0.06)	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.21	(6.79)	1.11	1.10	(0.58)	266	136
12-31-2010	8.31	(0.06)	1.90	1.84	—	—	—	—	10.15	22.14	1.10	1.10	(0.64)	291	139

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Total Bond Market Trust B

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	10.09	0.29	0.32	0.61	(0.33)	—	—	(0.33)	10.37	6.11	0.56		0.30		2.76		135	64
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	—	(0.36)	10.09	(2.49)	0.54		0.30		2.55		106	62
12-31-2012[3]	10.82	0.01	(0.02)	(0.01)	(0.10)	—	—	(0.10)	10.71	(0.14)[4]	0.56	[5]	0.30	[5]	0.62	[5]	127	29	[6,7]
Series NAV
12-31-2014	10.09	0.29	0.32	0.61	(0.34)	—	—	(0.34)	10.36	6.06	0.51		0.25		2.82		284	64
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	—	(0.36)	10.09	(2.44)	0.49		0.25		2.60		286	62
12-31-2012	10.46	0.34	0.09	0.43	(0.18)	—	—	(0.18)	10.71	4.08	0.52		0.25		3.16		297	29	[6]
12-31-2011	10.15	0.40	0.37	0.77	(0.46)	—	—	(0.46)	10.46	7.60	0.53		0.25		3.87		162	21
12-31-2010	9.97	0.41	0.24	0.65	(0.47)	—	—	(0.47)	10.15	6.50	0.52		0.25		3.97		165	26

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	The inception date for Series I shares is 11-5-12.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.
7	Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

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Appendix A
Schedule of Management Fees

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the "Aggregate Net Assets" of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and in most cases, the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadvisor as the fund. If a fund and such other fund(s) (or portions thereof) cease to have the same subadvisor, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint
500 Index Trust B	0.470%	— first $500 million; and
	0.460%	— excess over $500 million.
Active Bond Trust	0.600%	— first $2.5 billion;
	0.575%	— next $2.5 billion; and
	0.550%	— excess over $5 billion.
		(Aggregate net assets include the net assets of the fund and the Active Bond Fund, a series of JHF II.)
Blue Chip Growth Trust	0.825%	— first $1 billion; and
	0.775%	— excess over $1 billion.*

(Aggregate Net Assets include the net assets of the fund and the Blue Chip Growth Fund, a series of JHF II.) *When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets.

Capital Appreciation Trust	0.850%	— first $300 million;
	0.800%	— next $200 million;
	0.700%	— next $500 million; and
	0.670%	— excess over $1 billion.
		(Aggregate Net Assets include the net assets of the fund and the Capital Appreciation Fund, a series of JHF II.)
Emerging Markets Value Trust	1.000%	— first $100 million; and
	0.950%	— excess over $100 million.
		(Aggregate Net Assets include the net assets of the fund and the Emerging Markets Fund, a series of JHF II.)
Equity-Income Trust	0.825%	— first $1 billion; and
	0.775%	— excess over $1 billion.*

(Aggregate Net Assets include the net assets of the fund and the Equity-Income Fund, a series of JHF II.) *When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets.

Fundamental All Cap Core Trust	0.675%	— first $2.5 billion; and
	0.650%	— excess over $2.5 billion.
		(Aggregate Net Assets include the net assets of the fund and Fundamental All Cap Core Fund, a series of JHF II.)
Global Bond Trust	0.700%	— at all asset levels.
		(Aggregate Net Assets include the net assets of the fund and the Global Bond Fund, a series of JHF II.)
High Yield Trust	0.700%	— first $500 million; and
	0.650%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the High Yield Fund, a series of JHF II.)
International Equity Index Trust B	0.550%	— first $100 million; and
	0.530%	— excess over $100 million.

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International Value Trust	0.950%	— first $150 million;
	0.850%	— next $150 million; and
	0.800%	— excess over $300 million.*

(Aggregate Net Assets include the net assets of the fund, the Income Trust, the Mutual Shares Trust and the Global Trust, each a series of JHVIT; and the Income Fund, the Mutual Shares Fund, the International Value Fund, the International Small Cap Fund and the Global Fund, each a series of JHF II.) *When Aggregate Net Assets exceed $300 million, the advisory fee rate is 0.800% on all net assets of the fund.

Lifestyle Balanced MVP Lifestyle Growth MVP Lifestyle Moderate MVP (Together with Lifestyle Aggressive MVP and Lifestyle Conservative MVP, the "JHVIT MVPs")

The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III ("Affiliated Funds Assets") * and (b) a fee on assets not invested in Affiliated Funds ("Other Assets"). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. (a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle MVPs, the JHVIT Lifestyle PS Series and the Lifestyle Portfolios and Lifestyle II Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.

	0.050%	— first $7.5 billion; and
	0.040%	— excess over $7.5 billion.

(b) The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle MVPs, the JHVIT Lifestyle PS Series and the Lifestyle Portfolios and Lifestyle II Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.

	0.500%	— first $7.5 billion; and
	0.490%	— excess over $7.5 billion.
Mid Cap Index Trust	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million.
Mid Cap Stock Trust	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the Mid Cap Stock Fund, a series of JHF II.)
Mid Value Trust	1.050%	— first $50 million; and
	0.950%	— excess over $50 million.
		(Aggregate Net Assets include the net assets of the fund and the Mid Value Fund, a series of JHF II.)
Money Market Trust B	0.500%	— first $500 million; and
	0.470%	— excess over $500 million.
Real Estate Securities Trust	0.700%	— at all asset levels.
		(Aggregate Net Assets include the net assets of the fund and the Real Estate Securities Fund, a series of JHF II.)
Short Term Government Income Trust	0.570%	— first $250 million; and
	0.550%	— excess over $250 million
		(Aggregate Net Assets include the net assets of the fund and the Short Term Government Income Fund, a series of JHF II.)
Small Cap Growth Trust	1.100%	— first $100 million;
	1.050%	— next $400 million; and
	1.000%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the Small Cap Growth Fund, a series of JHF II.)

123

Total Bond Market Trust B	0.470%	— first $1.5 billion; and
	0.460%	— excess over $1.5 billion.

124

For more information

The following documents are available, which offer further information on JHVIT:

Annual/semiannual report to shareholders

Includes financial statements, a discussion of the market conditions, and investment strategies that significantly affected performance, as well as the auditor's report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHVIT's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Variable Insurance Trust
601 Congress Street
Boston, MA 02210-2805

By phone: 800-827-4546

On the internet: www.jhlifeinsurance.com

Or you may obtain these documents and other information about the Funds from the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

In person: at the SEC's Public Reference Room in Washington, DC

For access to the Reference Room call 202-551-8090.

1940 Act File No. 811-04146

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